STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Software	9.0%
IT Services	6.7
Semiconductors & Semiconductor Equipment	6.4
Interactive Media & Services	6.0
Banks	5.4
Technology Hardware, Storage & Peripherals	4.9
Internet & Direct Marketing Retail	3.9
Hotels, Restaurants & Leisure	3.6
Capital Markets	3.3
Beverages	3.3
Automobiles	3.3
Oil, Gas & Consumable Fuels	3.2
Electric Utilities	3.2
Biotechnology	3.1
Health Care Equipment & Supplies	2.5
Specialty Retail	2.2
Chemicals	2.2
Food & Staples Retailing	2.0
Aerospace & Defense	2.0
Industrial Conglomerates	2.0
Household Products	1.8
Health Care Providers & Services	1.7
Industry Diversification	Percent*
Diversified Financial Services	1.6%
Diversified Telecommunication Services	1.6
Life Sciences Tools & Services	1.5
Consumer Finance	1.4
Media	1.4
Entertainment	1.4
Equity Real Estate Investment Trusts	1.2
Air Freight & Logistics	1.2
Road & Rail	1.1
Insurance	1.1
Textiles, Apparel & Luxury Goods	1.1
Communications Equipment	1.0
Electrical Equipment	0.9
Multiline Retail	0.9
Machinery	0.8
Pharmaceuticals	0.8
Wireless Telecommunication Services	0.8
Money Market Fund	0.8
Food Products	0.6
Total Investments	102.9%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.
0

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (102.1%)
AEROSPACE & DEFENSE (2.0%)
Boeing Co. (The)(a)	400	$80,096
General Dynamics Corp.	500	106,050
Raytheon Technologies Corp.	1,399	126,175
		312,321
AIR FREIGHT & LOGISTICS (1.2%)
FedEx Corp.	400	98,344
United Parcel Service, Inc., Class B	400	80,884
		179,228
AUTOMOBILES (3.3%)
Ford Motor Co.	3,300	66,990
General Motors Co.(a)	1,200	63,276
Tesla, Inc.(a)	400	374,688
		504,954
BANKS (5.4%)
Bank of America Corp.	5,000	230,700
Citigroup, Inc.	1,600	104,192
JPMorgan Chase & Co.	1,800	267,480
U.S. Bancorp	1,600	93,104
Wells Fargo & Co.	2,400	129,120
		824,596
BEVERAGES (3.3%)
Coca-Cola Co. (The)	5,800	353,858
PepsiCo, Inc.	900	156,168
		510,026
BIOTECHNOLOGY (3.1%)
AbbVie, Inc.	1,500	205,335
Amgen, Inc.	400	90,856
Biogen, Inc.(a)	300	67,800
Gilead Sciences, Inc.	1,600	109,888
		473,879
CAPITAL MARKETS (3.3%)
Bank of New York Mellon Corp. (The)	1,700	100,742
BlackRock, Inc.	200	164,588
Goldman Sachs Group, Inc. (The)	300	106,404
Morgan Stanley	1,300	133,302
		505,036
	Shares	Value
CHEMICALS (2.2%)
Dow, Inc.	1,800	$107,514
DuPont de Nemours, Inc.	1,000	76,600
Linde PLC	500	159,340
		343,454
COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems, Inc.	2,700	150,309
CONSUMER FINANCE (1.4%)
American Express Co.	700	125,874
Capital One Financial Corp.	600	88,038
		213,912
DIVERSIFIED FINANCIAL SERVICES (1.6%)
Berkshire Hathaway, Inc., Class B(a)	800	250,416
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	4,500	114,750
Verizon Communications, Inc.	2,600	138,398
		253,148
ELECTRIC UTILITIES (3.2%)
Duke Energy Corp.	700	73,542
Exelon Corp.	1,600	92,720
NextEra Energy, Inc.	2,200	171,864
Southern Co. (The)	2,200	152,878
		491,004
ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	1,500	137,925
ENTERTAINMENT (1.4%)
Netflix, Inc.(a)	200	85,428
Walt Disney Co. (The)(a)	900	128,673
		214,101
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.2%)
American Tower Corp.	500	125,750
Simon Property Group, Inc.	400	58,880
		184,630
FOOD & STAPLES RETAILING (2.0%)
Costco Wholesale Corp.	300	151,539

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
Walgreens Boots Alliance, Inc.†	200	$9,952
Walmart, Inc.	1,000	139,810
		301,301
FOOD PRODUCTS (0.6%)
Kraft Heinz Co. (The)	900	32,220
Mondelez International, Inc., Class A	1,000	67,030
		99,250
HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Abbott Laboratories	1,500	191,190
Medtronic PLC	1,900	196,631
		387,821
HEALTH CARE PROVIDERS & SERVICES (1.7%)
CVS Health Corp.	2,500	266,275
HOTELS, RESTAURANTS & LEISURE (3.6%)
Booking Holdings, Inc.(a)	100	245,613
McDonald's Corp.	600	155,670
Starbucks Corp.	1,600	157,312
		558,595
HOUSEHOLD PRODUCTS (1.8%)
Colgate-Palmolive Co.	900	74,205
Procter & Gamble Co. (The)	1,300	208,585
		282,790
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	700	116,214
Honeywell International, Inc.	900	184,032
		300,246
INSURANCE (1.1%)
American International Group, Inc.	1,500	86,625
MetLife, Inc.	1,200	80,472
		167,097
INTERACTIVE MEDIA & SERVICES (6.0%)
Alphabet, Inc., Class A(a)	100	270,607
Alphabet, Inc., Class C†(a)	100	271,397
Meta Platforms, Inc., Class A(a)	1,200	375,912
		917,916
INTERNET & DIRECT MARKETING RETAIL (3.9%)
Amazon.com, Inc.(a)	200	598,294
IT SERVICES (6.7%)
Accenture PLC, Class A	600	212,148
International Business Machines Corp.	1,100	146,927
	Shares	Value
Mastercard, Inc., Class A	600	$231,828
PayPal Holdings, Inc.(a)	800	137,552
Visa, Inc., Class A	1,300	294,021
		1,022,476
LIFE SCIENCES TOOLS & SERVICES (1.5%)
Danaher Corp.	800	228,632
MACHINERY (0.8%)
Caterpillar, Inc.	600	120,936
MEDIA (1.4%)
Charter Communications, Inc., Class A(a)	100	59,334
Comcast Corp., Class A	3,000	149,970
		209,304
MULTILINE RETAIL (0.9%)
Target Corp.	600	132,258
OIL, GAS & CONSUMABLE FUELS (3.2%)
Chevron Corp.	1,200	157,596
ConocoPhillips	1,300	115,206
Exxon Mobil Corp.	2,800	212,688
		485,490
PHARMACEUTICALS (0.8%)
Eli Lilly & Co.	500	122,695
ROAD & RAIL (1.1%)
Union Pacific Corp.	700	171,185
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.4%)
Broadcom, Inc.	300	175,764
Intel Corp.	2,600	126,932
NVIDIA Corp.	1,400	342,804
QUALCOMM, Inc.	800	140,608
Texas Instruments, Inc.	1,100	197,439
		983,547
SOFTWARE (9.0%)
Adobe, Inc.(a)	700	374,010
Microsoft Corp.	2,400	746,352
Oracle Corp.	1,300	105,508
salesforce.com, Inc.(a)	700	162,841
		1,388,711
SPECIALTY RETAIL (2.2%)
Home Depot, Inc. (The)	600	220,188
Lowe’s Cos., Inc.	500	118,675
		338,863

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.9%)
Apple, Inc.	4,300	$751,554
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
NIKE, Inc., Class B	1,100	162,877
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
T-Mobile U.S., Inc.(a)	1,200	129,804
TOTAL COMMON STOCKS (COST $15,491,425)		15,676,856
MONEY MARKET FUND (0.8%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	128,373	128,373
TOTAL MONEY MARKET FUND (COST $128,373)		128,373
TOTAL INVESTMENTS (COST $15,619,798) 100.0%		15,805,229

Value
WRITTEN CALL OPTIONS -2.6% (PREMIUMS RECEIVED $(306,467))	$(405,479)
Value
TOTAL SECURITIES SOLD SHORT (PROCEEDS $(306,467)) (2.6)%	$(405,479)
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3)%	(44,372)
NET ASSETS 100.0%	$15,355,378
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2022 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2022 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	7	$(133,000)	$190.00	4/14/22	$(336)
Abbott Laboratories	Call	15	(202,500)	135.00	5/20/22	(5,700)
AbbVie, Inc.	Call	10	(140,000)	140.00	3/18/22	(3,550)
Accenture PLC, Class A	Call	4	(144,000)	360.00	2/18/22	(2,380)
Adobe, Inc.	Call	5	(295,000)	590.00	3/18/22	(3,190)
Alphabet, Inc., Class A	Call	1	(280,000)	2,800.00	3/18/22	(8,550)
Amazon.com, Inc.	Call	1	(300,000)	3,000.00	3/18/22	(14,129)
American Express Co.	Call	7	(122,500)	175.00	3/18/22	(7,227)
American International Group, Inc.	Call	15	(90,000)	60.00	2/18/22	(1,343)
American Tower Corp.	Call	5	(130,000)	260.00	2/18/22	(1,350)
Amgen, Inc.	Call	3	(70,500)	235.00	4/14/22	(1,590)
Apple, Inc.	Call	30	(510,000)	170.00	3/18/22	(29,400)
AT&T, Inc.	Call	45	(112,500)	25.00	3/18/22	(5,625)
Bank of America Corp.	Call	50	(230,000)	46.00	2/18/22	(6,250)
Bank of New York Mellon Corp. (The)	Call	17	(102,000)	60.00	3/18/22	(3,349)
Berkshire Hathaway, Inc., Class B	Call	5	(160,000)	320.00	3/18/22	(3,075)
Biogen, Inc.	Call	2	(53,000)	265.00	4/14/22	(720)
BlackRock, Inc.	Call	2	(174,000)	870.00	3/18/22	(1,910)
Boeing Co. (The)	Call	4	(84,000)	210.00	4/14/22	(3,824)
Booking Holdings, Inc.	Call	1	(250,000)	2,500.00	2/18/22	(6,040)
Broadcom, Inc.	Call	2	(120,000)	600.00	4/14/22	(5,670)
Capital One Financial Corp.	Call	5	(75,000)	150.00	2/18/22	(1,300)
Caterpillar, Inc.	Call	6	(132,000)	220.00	2/18/22	(300)
Charter Communications, Inc., Class A	Call	1	(60,000)	600.00	3/18/22	(1,950)
Chevron Corp.	Call	10	(120,000)	120.00	2/18/22	(11,750)
Cisco Systems, Inc.	Call	20	(120,000)	60.00	4/14/22	(2,020)
Citigroup, Inc.	Call	16	(104,000)	65.00	2/18/22	(2,432)
Coca-Cola Co. (The)	Call	36	(216,000)	60.00	3/18/22	(7,812)
Colgate-Palmolive Co.	Call	7	(61,250)	87.50	5/20/22	(1,068)
Comcast Corp., Class A	Call	30	(157,500)	52.50	3/18/22	(2,640)
ConocoPhillips	Call	10	(75,000)	75.00	2/18/22	(13,775)
Costco Wholesale Corp.	Call	3	(156,000)	520.00	3/18/22	(3,810)
CVS Health Corp.	Call	12	(117,000)	97.50	2/18/22	(11,520)
Danaher Corp.	Call	7	(203,000)	290.00	3/18/22	(6,615)
Dow, Inc.	Call	17	(102,000)	60.00	3/18/22	(3,332)
Duke Energy Corp.	Call	5	(52,500)	105.00	4/14/22	(1,475)
DuPont de Nemours, Inc.	Call	8	(66,000)	82.50	4/14/22	(1,400)
Eli Lilly & Co.	Call	2	(52,000)	260.00	3/18/22	(980)
Emerson Electric Co.	Call	15	(142,500)	95.00	3/18/22	(2,700)
Exelon Corp.	Call	15	(82,500)	55.00	2/18/22	(4,665)
Exxon Mobil Corp.	Call	25	(162,500)	65.00	2/18/22	(28,125)
FedEx Corp.	Call	3	(78,000)	260.00	4/14/22	(2,168)
Ford Motor Co.	Call	30	(66,000)	22.00	2/18/22	(1,350)
General Dynamics Corp.	Call	3	(66,000)	220.00	5/20/22	(1,770)
General Motors Co.	Call	10	(57,500)	57.50	3/18/22	(1,550)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Gilead Sciences, Inc.	Call	16	$(120,000)	$75.00	3/18/22	$(1,376)
Goldman Sachs Group, Inc. (The)	Call	2	(75,000)	375.00	3/18/22	(1,150)
Home Depot, Inc. (The)	Call	5	(192,500)	385.00	3/18/22	(3,150)
Honeywell International, Inc.	Call	5	(110,000)	220.00	3/18/22	(700)
Intel Corp.	Call	26	(143,000)	55.00	3/18/22	(780)
International Business Machines Corp.	Call	5	(62,500)	125.00	2/18/22	(4,275)
JPMorgan Chase & Co.	Call	18	(288,000)	160.00	3/18/22	(2,412)
Kraft Heinz Co. (The)	Call	9	(31,500)	35.00	3/18/22	(1,575)
Linde PLC	Call	5	(165,000)	330.00	2/18/22	(1,275)
Lowe’s Cos., Inc.	Call	4	(100,000)	250.00	4/14/22	(3,000)
Mastercard, Inc., Class A	Call	6	(231,000)	385.00	3/18/22	(10,560)
McDonald's Corp.	Call	4	(108,000)	270.00	3/18/22	(876)
Medtronic PLC	Call	19	(209,000)	110.00	3/18/22	(2,926)
Meta Platforms, Inc., Class A	Call	11	(352,000)	320.00	4/14/22	(18,645)
MetLife, Inc.	Call	10	(67,500)	67.50	3/18/22	(2,250)
Microsoft Corp.	Call	15	(487,500)	325.00	3/18/22	(9,315)
Mondelez International, Inc., Class A	Call	10	(67,500)	67.50	3/18/22	(1,600)
Morgan Stanley	Call	10	(100,000)	100.00	3/18/22	(5,950)
Netflix, Inc.	Call	1	(40,000)	400.00	3/18/22	(4,150)
NextEra Energy, Inc.	Call	22	(170,500)	77.50	3/18/22	(7,458)
NIKE, Inc., Class B	Call	11	(170,500)	155.00	2/18/22	(1,287)
NVIDIA Corp.	Call	10	(295,000)	295.00	3/18/22	(3,750)
Oracle Corp.	Call	13	(113,750)	87.50	5/20/22	(3,575)
PayPal Holdings, Inc.	Call	5	(90,000)	180.00	5/20/22	(6,150)
PepsiCo, Inc.	Call	4	(72,000)	180.00	4/14/22	(1,052)
Procter & Gamble Co. (The)	Call	10	(170,000)	170.00	5/20/22	(2,440)
QUALCOMM, Inc.	Call	5	(100,000)	200.00	3/18/22	(1,480)
Raytheon Technologies Corp.	Call	13	(123,500)	95.00	5/20/22	(3,497)
salesforce.com, Inc.	Call	3	(72,000)	240.00	4/14/22	(3,502)
Simon Property Group, Inc.	Call	4	(62,000)	155.00	4/14/22	(2,060)
Southern Co. (The)	Call	22	(143,000)	65.00	2/18/22	(10,362)
Starbucks Corp.	Call	16	(168,000)	105.00	4/14/22	(3,360)
Target Corp.	Call	5	(115,000)	230.00	4/14/22	(3,575)
Tesla, Inc.	Call	3	(315,000)	1,050.00	2/18/22	(4,848)
Texas Instruments, Inc.	Call	11	(220,000)	200.00	3/18/22	(941)
T-Mobile U.S., Inc.	Call	10	(115,000)	115.00	3/18/22	(2,220)
U.S. Bancorp	Call	15	(90,000)	60.00	3/18/22	(1,950)
Union Pacific Corp.	Call	5	(125,000)	250.00	2/18/22	(1,285)
United Parcel Service, Inc., Class B	Call	3	(66,000)	220.00	3/18/22	(915)
Verizon Communications, Inc.	Call	26	(143,000)	55.00	4/14/22	(2,340)
Visa, Inc., Class A	Call	13	(292,500)	225.00	4/14/22	(14,722)
Walmart, Inc.	Call	10	(150,000)	150.00	5/20/22	(2,690)
Walt Disney Co. (The)	Call	5	(75,000)	150.00	4/14/22	(2,500)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	24	$(120,000)	$50.00	2/18/22	$(9,840)
Total (Premiums received $306,467)						$(405,479)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	61.4%
Canada	13.5
Japan	5.6
Taiwan	4.7
Brazil	2.5
Sweden	2.1
Germany	1.7
France	1.7
Ireland (Republic of)	1.5
Republic of Korea (South)	1.4
United Kingdom	1.3
Spain	1.3
Switzerland	1.2
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (96.6%)
AEROSPACE & DEFENSE (1.0%)
General Dynamics Corp.	14,350	$3,043,635
AIR FREIGHT & LOGISTICS (1.7%)
C.H. Robinson Worldwide, Inc.	51,340	5,372,731
AUTO COMPONENTS (1.5%)
Magna International, Inc., ADR	55,900	4,506,099
AUTOMOBILES (2.0%)
Honda Motor Co. Ltd., Sponsored ADR	204,380	6,039,429
BANKS (9.5%)
Bank of Nova Scotia (The)	58,840	4,234,126
Canadian Imperial Bank of Commerce	37,700	4,732,104
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	899,760	5,479,539
Royal Bank of Canada	38,630	4,405,365
Shinhan Financial Group Co. Ltd., ADR	132,100	4,239,089
Toronto-Dominion Bank (The)	74,710	5,979,041
		29,069,264
BEVERAGES (2.1%)
PepsiCo, Inc.	37,670	6,536,498
BIOTECHNOLOGY (1.6%)
Amgen, Inc.	22,250	5,053,865
CHEMICALS (1.1%)
Air Products and Chemicals, Inc.	12,060	3,402,367
COMMUNICATIONS EQUIPMENT (3.8%)
Cisco Systems, Inc.	94,970	5,286,980
Telefonaktiebolaget LM Ericsson, Sponsored ADR	529,510	6,555,334
		11,842,314
DIVERSIFIED FINANCIAL SERVICES (1.8%)
ORIX Corp., Sponsored ADR	54,470	5,647,994
ELECTRIC UTILITIES (2.7%)
Entergy Corp.	28,150	3,146,326
Fortis, Inc.	106,780	5,075,253
		8,221,579
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.8%)
Crown Castle International Corp.	26,280	$4,796,363
Iron Mountain, Inc.	81,200	3,728,704
		8,525,067
FOOD & STAPLES RETAILING (0.6%)
Cia Brasileira de Distribuicao, ADR	433,750	1,843,438
FOOD PRODUCTS (1.0%)
General Mills, Inc.	43,440	2,983,459
HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Abbott Laboratories	44,700	5,697,462
Medtronic PLC	44,880	4,644,631
		10,342,093
HEALTH CARE PROVIDERS & SERVICES (5.7%)
Cardinal Health, Inc.	93,900	4,842,423
Cigna Corp.	29,760	6,858,490
Quest Diagnostics, Inc.	42,370	5,720,797
		17,421,710
HOTELS, RESTAURANTS & LEISURE (2.6%)
McDonald's Corp.	30,400	7,887,280
HOUSEHOLD DURABLES (4.5%)
Garmin Ltd.	30,350	3,776,147
KB Home	130,580	5,517,005
Leggett & Platt, Inc.	50,090	1,996,087
Whirlpool Corp.	12,470	2,621,069
		13,910,308
HOUSEHOLD PRODUCTS (1.9%)
Procter & Gamble Co. (The)	36,810	5,906,164
INDUSTRIAL CONGLOMERATES (1.0%)
3M Co.	18,850	3,129,477
IT SERVICES (4.6%)
Amdocs Ltd.	49,930	3,789,188
Cognizant Technology Solutions Corp., Class A	51,220	4,375,212
Paychex, Inc.	51,500	6,064,640
		14,229,040

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MACHINERY (2.9%)
Cummins, Inc.	23,410	$5,170,801
Snap-on, Inc.	17,930	3,733,922
		8,904,723
MEDIA (5.2%)
Nexstar Media Group, Inc., Class A	25,690	4,248,612
Omnicom Group, Inc.	45,480	3,427,373
TEGNA, Inc.	243,530	4,714,741
ViacomCBS, Inc., Class B	110,660	3,701,577
		16,092,303
METALS & MINING (2.0%)
Ternium SA, Sponsored ADR	77,420	3,118,478
Yamana Gold, Inc.	706,460	2,910,615
		6,029,093
OIL, GAS & CONSUMABLE FUELS (5.1%)
Canadian Natural Resources, Ltd.	90,810	4,624,045
Petroleo Brasileiro SA, Sponsored ADR	430,820	5,751,447
TotalEnergies SE, Sponsored ADR	91,180	5,179,024
		15,554,516
PERSONAL PRODUCTS (1.3%)
Unilever PLC, Sponsored ADR	80,270	4,125,075
PROFESSIONAL SERVICES (1.7%)
Thomson Reuters Corp.	48,030	5,156,501
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (11.5%)
Analog Devices, Inc.	35,740	5,860,288
ChipMOS Technologies, Inc., ADR	75,360	2,502,706
Intel Corp.	88,520	4,321,546
Silicon Motion Technology Corp. ADR	47,510	3,753,290
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	57,970	7,108,861
Texas Instruments, Inc.	39,290	7,052,162
United Microelectronics Corp., Sponsored ADR	477,960	4,698,347
		35,297,200
SOFTWARE (3.1%)
Oracle Corp.	52,170	4,234,117
SAP SE, Sponsored ADR	41,640	5,213,745
		9,447,862
	Shares	Value
SPECIALTY RETAIL (2.3%)
Best Buy Co., Inc.	21,290	$2,113,671
Home Depot, Inc. (The)	13,410	4,921,202
		7,034,873
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.6%)
HP, Inc.	186,940	6,866,306
NetApp, Inc.	82,740	7,157,838
		14,024,144
TOTAL COMMON STOCKS (COST $252,371,375)		296,580,101
MONEY MARKET FUND (2.0%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(a)	6,263,483	6,263,483
TOTAL MONEY MARKET FUND (COST $6,263,483)		6,263,483
PREFERRED STOCKS (1.3%)
BIOTECHNOLOGY (1.3%)
Grifols SA, ADR, 7.63%(b)	341,340	4,007,331
TOTAL PREFERRED STOCKS (COST $5,053,998)		4,007,331
TOTAL INVESTMENTS (COST $263,688,856) 100.0%		306,850,915
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		168,441
NET ASSETS 100.0%		$307,019,356

(a)	7-day current yield as of January 31, 2022 is disclosed.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	26.9%
United Kingdom	13.4
United States	12.3
Netherlands	7.5
Taiwan	7.2
Japan	5.4
Brazil	3.3
Switzerland	3.2
India	3.0
Australia	2.6
Germany	2.5
France	2.1
Spain	1.5
Mexico	1.4
Republic of Korea (South)	1.3
Ireland (Republic of)	1.0
Jersey	0.9
China	0.6
Sweden	0.6
Denmark	0.5
Italy	0.5
Finland	0.5
South Africa	0.4
Norway	0.4
Chile	0.4
Indonesia	0.3
Colombia	0.2
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (95.8%)
AEROSPACE & DEFENSE (0.1%)
CAE, Inc.(a)	7,590	$191,647
AIR FREIGHT & LOGISTICS (0.2%)
ZTO Express Cayman, Inc., ADR	13,980	419,959
AIRLINES (0.2%)
Ryanair Holdings PLC, Sponsored ADR(a)	3,538	394,911
AUTO COMPONENTS (0.4%)
Magna International, Inc., ADR	10,730	864,945
AUTOMOBILES (2.3%)
Ferrari N.V.	5,630	1,300,305
Honda Motor Co. Ltd., Sponsored ADR	53,430	1,578,856
NIO, Inc., ADR(a)	29,660	726,967
Stellantis N.V.	65,150	1,256,744
Tata Motors Ltd., Sponsored ADR(a)	9,890	333,886
		5,196,758
BANKS (17.6%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	165,860	1,058,187
Banco de Chile, ADR	9,259	185,828
Banco Santander Chile, ADR	2,254	45,260
Banco Santander SA, Sponsored ADR	411,595	1,448,814
Bank of Montreal	20,910	2,366,594
Bank of Nova Scotia (The)	39,330	2,830,187
Barclays PLC, Sponsored ADR	97,189	1,058,388
Canadian Imperial Bank of Commerce	15,500	1,945,560
Credicorp Ltd.	2,047	293,171
HDFC Bank Ltd., ADR	32,210	2,210,572
HSBC Holdings PLC, Sponsored ADR	111,221	3,956,131
ICICI Bank Ltd., Sponsored ADR	64,960	1,411,581
ING Groep N.V., Sponsored ADR	101,180	1,497,464
KB Financial Group, Inc., ADR	20,370	1,014,426
Lloyds Banking Group PLC, ADR	425,905	1,166,980
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	320,870	1,954,098
Mizuho Financial Group, Inc., ADR	315,100	857,072
Natwest Group PLC, Sponsored ADR	67,028	443,055
Royal Bank of Canada	45,680	5,209,347
Shinhan Financial Group Co. Ltd., ADR	26,800	860,012
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	182,750	1,313,973
Toronto-Dominion Bank (The)	55,730	4,460,072
Westpac Banking Corp., Sponsored ADR(b)	96,905	1,376,051
		38,962,823
	Shares	Value
BEVERAGES (0.5%)
Fomento Economico Mexicano SAB de CV, Sponsored ADR	15,890	$1,195,246
BIOTECHNOLOGY (1.1%)
Argenx SE, ADR(a)	2,730	735,080
BeiGene Ltd., ADR(a)	1,890	458,476
Genmab A/S, Sponsored ADR(a)	31,910	1,087,493
Zai Lab Ltd. ADR(a)	3,350	166,394
		2,447,443
CAPITAL MARKETS (1.7%)
Credit Suisse Group, Sponsored ADR	60,759	579,033
Deutsche Bank AG(a)	50,660	703,667
Nomura Holdings, Inc., Sponsored ADR	85,620	380,153
UBS Group AG	107,010	1,997,877
		3,660,730
CHEMICALS (0.7%)
Nutrien Ltd.	17,663	1,232,878
Sasol Ltd., Sponsored ADR(a)	13,310	297,079
		1,529,957
COMMERCIAL SERVICES & SUPPLIES (1.2%)
Waste Connections, Inc.	21,380	2,666,086
COMMUNICATIONS EQUIPMENT (1.1%)
Nokia Oyj, Sponsored ADR(a)	167,640	989,076
Telefonaktiebolaget LM Ericsson, Sponsored ADR	110,090	1,362,914
		2,351,990
CONSTRUCTION MATERIALS (1.0%)
CEMEX SAB de CV, Sponsored ADR(a)	55,045	336,875
CRH PLC, Sponsored ADR	26,270	1,324,271
James Hardie Industries PLC, Sponsored ADR	16,480	549,114
		2,210,260
DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	8,650	896,918
DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
BCE, Inc.	47,475	2,481,043
Chunghwa Telecom Co. Ltd., Sponsored ADR	38,115	1,654,572
Orange SA, Sponsored ADR	80,550	941,630
Telefonica SA, Sponsored ADR(a)	169,980	785,308
Telkom Indonesia Persero Tbk PT, ADR	21,570	641,276
TELUS Corp.	76,570	1,801,692
		8,305,521

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (0.9%)
Enel Americas SA, ADR	37,710	$222,489
Fortis, Inc.	35,660	1,694,920
		1,917,409
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	61,550	2,140,093
ENTERTAINMENT (1.0%)
Bilibili, Inc., Sponsored ADR(a)	4,390	154,923
NetEase, Inc., ADR	20,025	2,069,784
		2,224,707
FOOD PRODUCTS (0.1%)
BRF SA, ADR(a)	30,790	129,010
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Alcon, Inc.	21,960	1,686,089
Koninklijke Philips N.V., Sponsored NYS	33,145	1,103,066
Smith & Nephew PLC, Sponsored ADR	23,840	807,222
		3,596,377
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Fresenius Medical Care AG & Co. KGaA, ADR	20,720	700,958
HOTELS, RESTAURANTS & LEISURE (0.7%)
Huazhu Group Ltd. ADR(a)	1,990	78,645
InterContinental Hotels Group PLC, ADR(a)	7,083	472,011
Restaurant Brands International, Inc.	12,525	701,024
Trip.com Group Ltd., ADR(a)	8,670	230,709
		1,482,389
HOUSEHOLD DURABLES (1.8%)
Sony Group Corp., Sponsored ADR	34,950	3,902,517
INSURANCE (2.4%)
Aegon N.V., Sponsored NYS	40,717	230,865
China Life Insurance Co. Ltd., ADR	66,430	593,220
Manulife Financial Corp.	72,540	1,510,283
Prudential PLC, ADR	39,050	1,326,138
Sun Life Financial, Inc.	29,750	1,683,850
		5,344,356
INTERACTIVE MEDIA & SERVICES (0.5%)
Baidu, Inc., Sponsored ADR(a)	6,953	1,110,672
INTERNET & DIRECT MARKETING RETAIL (6.5%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	83,600	10,516,044
	Shares	Value
JD.com, Inc., ADR(a)	43,020	$3,221,338
Pinduoduo, Inc., ADR(a)	9,650	577,456
		14,314,838
IT SERVICES (3.0%)
CGI, Inc.(a)	11,560	986,877
GDS Holdings Ltd., ADR(a)	2,050	89,954
Infosys Ltd., Sponsored ADR	93,040	2,192,953
Pagseguro Digital Ltd., Class A(a)	3,280	74,193
Shopify, Inc., Class A(a)	2,900	2,796,296
StoneCo Ltd., Class A(a)	770	11,997
Wipro Ltd., ADR	71,143	547,090
		6,699,360
LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN N.V.(a)	22,894	1,133,024
MACHINERY (0.2%)
CNH Industrial N.V.	29,960	453,295
Iveco Group N.V.(a)	5,992	63,749
		517,044
MEDIA (1.0%)
Grupo Televisa SAB, Sponsored ADR	23,020	235,495
Pearson PLC, Sponsored ADR	31,390	266,815
Shaw Communications, Inc., Class B	31,240	931,264
WPP PLC, Sponsored ADR	10,020	780,658
		2,214,232
METALS & MINING (7.3%)
Agnico-Eagle Mines Ltd.	10,200	487,356
AngloGold Ashanti Ltd., Sponsored ADR	12,980	241,168
ArcelorMittal SA, Sponsored NYS	16,233	481,471
Barrick Gold Corp., ADR	61,623	1,180,081
BHP Group Ltd., Sponsored ADR	68,980	4,387,128
Franco Nevada Corp.	8,000	1,058,320
Gold Fields Ltd., Sponsored ADR	22,470	238,182
Kinross Gold Corp.	44,170	238,518
Kirkland Lake Gold Ltd.	10,570	398,172
POSCO, Sponsored ADR	15,140	856,016
Rio Tinto PLC, Sponsored ADR	29,142	2,080,739
Sibanye Stillwater Ltd., ADR	11,750	176,133
Southern Copper Corp.	4,533	289,613
Teck Resources Ltd., Class B	11,313	349,232
Vale SA, Sponsored ADR	194,780	2,956,760
Wheaton Precious Metals Corp.	19,060	768,499
		16,187,388

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MULTI-UTILITIES (1.5%)
Algonquin Power & Utilities Corp.	60,090	$858,686
National Grid PLC, Sponsored ADR	33,509	2,452,524
		3,311,210
OIL, GAS & CONSUMABLE FUELS (10.9%)
BP PLC, Sponsored ADR	86,072	2,661,346
Cameco Corp.	8,320	161,658
Canadian Natural Resources, Ltd.	29,820	1,518,434
Cenovus Energy, Inc.	26,370	383,684
China Petroleum & Chemical Corp., ADR	9,076	472,860
Ecopetrol SA, Sponsored ADR	10,700	157,718
Enbridge, Inc.	67,830	2,867,174
Eni S.p.A., Sponsored ADR	33,570	1,005,757
Equinor ASA, Sponsored ADR	31,917	879,313
Imperial Oil Ltd.	6,230	254,932
Pembina Pipeline Corp.	16,210	514,668
PetroChina Co. Ltd., ADR	7,360	364,246
Petroleo Brasileiro SA, Sponsored ADR	86,030	1,148,500
Shell PLC, ADR(a)	100,955	5,189,087
Suncor Energy, Inc.	35,208	1,005,893
TC Energy Corp.	34,130	1,762,814
TotalEnergies SE, Sponsored ADR	65,210	3,703,928
		24,052,012
PAPER & FOREST PRODUCTS (0.1%)
Suzano SA, Sponsored ADR	23,870	267,105
PERSONAL PRODUCTS (2.0%)
Natura & Co. Holding SA, ADR(a)	25,470	220,570
Unilever PLC, Sponsored ADR	83,194	4,275,340
		4,495,910
PHARMACEUTICALS (0.2%)
Bausch Health Cos., Inc.(a)	16,868	414,447
PROFESSIONAL SERVICES (1.6%)
RELX PLC, Sponsored ADR	73,243	2,243,433
Thomson Reuters Corp.	12,944	1,389,668
		3,633,101
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
FirstService Corp.	3,890	619,988
KE Holdings, Inc.(a)	10,080	219,643
		839,631
	Shares	Value
ROAD & RAIL (2.1%)
Canadian National Railway Co.	19,580	$2,383,278
Canadian Pacific Railway, Ltd.	30,630	2,186,982
		4,570,260
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.5%)
ASE Industrial Holding Co. Ltd., ADR	49,515	350,566
ASML Holding N.V., Sponsored NYS	11,227	7,602,924
STMicroelectronics N.V., Sponsored NYS	26,450	1,241,563
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	104,170	12,774,367
United Microelectronics Corp., Sponsored ADR	121,160	1,191,003
		23,160,423
SOFTWARE (2.3%)
Open Text Corp.	21,070	1,008,410
SAP SE, Sponsored ADR	32,260	4,039,275
		5,047,685
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
Canon, Inc., Sponsored ADR	39,950	947,614
Logitech International SA	8,040	670,456
		1,618,070
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.	7,220	287,573
TRADING COMPANIES & DISTRIBUTORS (0.5%)
Ferguson PLC	7,330	1,163,931
WIRELESS TELECOMMUNICATION SERVICES (1.8%)
America Movil SAB de CV, Class L, Sponsored ADR	73,780	1,391,491
Rogers Communications, Inc., Class B	21,320	1,081,351
SK Telecom Co. Ltd., Sponsored ADR	6,180	162,163
Vodafone Group PLC, Sponsored ADR	72,069	1,261,928
		3,896,933
TOTAL COMMON STOCKS (COST $189,645,475)		211,667,859
MASTER LIMITED PARTNERSHIPS (0.4%)
MULTI-UTILITIES (0.4%)
Brookfield Infrastructure Partners LP	15,510	915,711
TOTAL MASTER LIMITED PARTNERSHIPS (COST $784,805)		915,711

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MONEY MARKET FUND (2.3%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(c)	5,068,040	$5,068,040
TOTAL MONEY MARKET FUND (COST $5,068,040)		5,068,040
PREFERRED STOCKS (1.4%)
BANKS (0.5%)
Bancolombia SA, Sponsored ADR, 0.64%(d)	4,850	172,563
Itau Unibanco Holding SA, Sponsored ADR, 0.67%(d)	218,797	1,032,722
		1,205,285
CHEMICALS (0.2%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 2.27%(d)	7,410	401,251
METALS & MINING (0.1%)
Gerdau SA, Sponsored ADR, 18.74%(d)	36,060	188,594
OIL, GAS & CONSUMABLE FUELS (0.6%)
Petroleo Brasileiro SA, Sponsored ADR, 6.24%(d)	107,100	1,300,194
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
Brookfield Property Preferred LP, 6.25%	448	11,187
TOTAL PREFERRED STOCKS (COST $2,937,296)		3,106,511
	Shares	Value
TOTAL INVESTMENTS (COST $198,435,616) 100.0%		$220,758,121
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		303,351
NET ASSETS 100.0%		$221,061,472

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	7-day current yield as of January 31, 2022 is disclosed.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
LP — Limited Partnership
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	15.6%
U.S. Treasury Obligations	7.1
Semiconductors & Semiconductor Equipment	5.4
U.S. Government Agency Mortgage-Backed Obligations	5.2
Software	5.0
IT Services	4.5
Food & Staples Retailing	3.8
Oil, Gas & Consumable Fuels	3.5
Hotels, Restaurants & Leisure	3.4
Municipal Bonds	3.4
Textiles, Apparel & Luxury Goods	2.9
Health Care Providers & Services	2.6
Air Freight & Logistics	2.6
Aerospace & Defense	2.6
Food Products	2.5
Specialty Retail	2.5
Banks	2.3
Capital Markets	2.2
Internet & Direct Marketing Retail	1.9
Industry Diversification	Percent*
Media	1.9%
Technology Hardware, Storage & Peripherals	1.7
Biotechnology	1.3
Multiline Retail	1.3
Consumer Finance	1.3
Machinery	1.3
Entertainment	1.3
Household Products	1.2
Road & Rail	1.2
Health Care Equipment & Supplies	1.2
Communications Equipment	1.2
Commercial Services & Supplies	1.2
Insurance	1.2
Chemicals	1.2
Industrial Conglomerates	1.2
Money Market Fund	0.6
Thrifts & Mortgage Finance	0.1
Total Investments	99.4%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

	Shares	Value
ASSET-BACKED SECURITIES (0.1%)
THRIFTS & MORTGAGE FINANCE (0.1%)
Opteum Mortgage Acceptance Corp., Class 2AD2(a)	93,836	$94,299
TOTAL ASSET-BACKED SECURITIES (COST $94,311)		94,299

	Principal Amount	Value
CORPORATE BONDS (67.4%)
AEROSPACE & DEFENSE (2.6%)
General Dynamics Corp., 3.75%, 5/15/28, (Callable 2/15/28 @ 100)	$2,000,000	$2,152,240
Raytheon Technologies Corp., 4.13%, 11/16/28, (Callable 8/16/28 @ 100)	2,000,000	2,182,630
		4,334,870
AIR FREIGHT & LOGISTICS (2.6%)
United Parcel Service, Inc., 3.05%, 11/15/27, (Callable 8/15/27 @ 100)	1,000,000	1,051,999
United Parcel Service, Inc., 3.75%, 11/15/47, (Callable 5/15/47 @ 100)	1,000,000	1,125,450
United Parcel Service, Inc., 3.90%, 4/1/25, (Callable 3/1/25 @ 100)	2,000,000	2,120,784
		4,298,233
BANKS (2.3%)
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,285,379
U.S. Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,581,204
		3,866,583
BIOTECHNOLOGY (1.3%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,696,460
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	472,000	497,399
		2,193,859
CAPITAL MARKETS (2.2%)
Charles Schwab Corp. (The), 2.00%, 3/20/28, (Callable 1/20/28 @ 100)	2,000,000	1,968,922
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,727,608
		3,696,530
CHEMICALS (1.2%)
Sherwin-Williams Co. (The), 2.95%, 8/15/29, (Callable 5/15/29 @ 100)	1,000,000	1,020,442
Sherwin-Williams Co. (The), 3.80%, 8/15/49, (Callable 2/15/49 @ 100)	1,000,000	1,049,910
		2,070,352
	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES (1.2%)
Waste Management, Inc., 3.15%, 11/15/27, (Callable 8/15/27 @ 100)	$2,000,000	$2,084,411
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	2,000,000	2,063,475
CONSUMER FINANCE (1.3%)
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	1,000,000	1,034,482
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	1,053,428
		2,087,910
ENTERTAINMENT (1.3%)
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	2,172,491
FOOD & STAPLES RETAILING (3.8%)
Sysco Corp., 3.25%, 7/15/27, (Callable 4/15/27 @ 100)	2,000,000	2,078,126
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	2,204,736
Walmart, Inc., 3.25%, 7/8/29, (Callable 4/8/29 @ 100)	2,000,000	2,145,282
		6,428,144
FOOD PRODUCTS (2.5%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	2,000,000	2,177,111
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,008,663
		4,185,774
HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Abbott Laboratories, 2.95%, 3/15/25, (Callable 12/15/24 @ 100)	2,000,000	2,067,594
HEALTH CARE PROVIDERS & SERVICES (2.6%)
CVS Health Corp., 1.75%, 8/21/30, (Callable 5/21/30 @ 100)	1,320,000	1,211,227
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	2,000,000	2,079,109
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,085,709
		4,376,045
HOTELS, RESTAURANTS & LEISURE (3.4%)
McDonald’s Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	2,500,000	2,649,753
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	1,071,845
Starbucks Corp., 3.75%, 12/1/47, (Callable 6/1/47 @ 100)	2,000,000	2,051,135
		5,772,733

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
HOUSEHOLD PRODUCTS (1.2%)
Procter & Gamble Co. (The), 3.00%, 3/25/30	$1,000,000	$1,054,502
Procter & Gamble Co. (The), 3.10%, 8/15/23	1,000,000	1,029,193
		2,083,695
INDUSTRIAL CONGLOMERATES (1.2%)
3M Co., 2.88%, 10/15/27, (Callable 7/15/27 @ 100)	2,000,000	2,086,690
INSURANCE (1.2%)
Prudential Financial, Inc., 5.88% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,034,832
INTERNET & DIRECT MARKETING RETAIL (1.9%)
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	3,000,000	3,169,306
IT SERVICES (4.5%)
Fiserv, Inc., 4.20%, 10/1/28, (Callable 7/1/28 @ 100)	1,000,000	1,085,876
Mastercard, Inc., 3.38%, 4/1/24	2,000,000	2,082,466
PayPal Holdings, Inc., 2.85%, 10/1/29, (Callable 7/1/29 @ 100)	2,000,000	2,048,446
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	2,352,223
		7,569,011
MACHINERY (1.3%)
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	2,103,840
MEDIA (1.9%)
Comcast Corp., 3.70%, 4/15/24, (Callable 3/15/24 @ 100)	3,000,000	3,128,143
MULTILINE RETAIL (1.3%)
Target Corp., 3.50%, 7/1/24	2,000,000	2,093,292
OIL, GAS & CONSUMABLE FUELS (3.5%)
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,107,100
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,505,867
Valero Energy Corp., 4.00%, 4/1/29, (Callable 1/1/29 @ 100)	3,000,000	3,171,340
		5,784,307
ROAD & RAIL (1.2%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,014,908
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.4%)
Intel Corp., 4.00%, 12/15/32	2,000,000	2,252,411
	Principal Amount	Value
NVIDIA Corp., 2.85%, 4/1/30, (Callable 1/1/30 @ 100)	$2,000,000	$2,053,885
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,753,967
		9,060,263
SOFTWARE (5.0%)
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	3,000,000	3,125,917
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	2,178,969
Oracle Corp., 3.25%, 11/15/27, (Callable 8/15/27 @ 100)	2,000,000	2,055,149
Salesforce.com, Inc., 3.70%, 4/11/28, (Callable 1/11/28 @ 100)	1,000,000	1,077,923
		8,437,958
SPECIALTY RETAIL (2.5%)
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,084,844
Lowe's Cos., Inc., 3.65%, 4/5/29, (Callable 1/5/29 @ 100)	2,000,000	2,129,038
		4,213,882
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.7%)
Apple, Inc., 1.65%, 5/11/30, (Callable 2/11/30 @ 100)	2,000,000	1,886,620
Apple, Inc., 3.45%, 2/9/45	1,000,000	1,040,670
		2,927,290
TEXTILES, APPAREL & LUXURY GOODS (2.9%)
NIKE, Inc., 2.85%, 3/27/30, (Callable 12/27/29 @ 100)	3,000,000	3,089,846
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	1,010,783
Tapestry, Inc., 4.13%, 7/15/27, (Callable 4/15/27 @ 100)	689,000	728,628
		4,829,257
TOTAL CORPORATE BONDS (COST $113,402,521)		113,235,678
MUNICIPAL BONDS (3.4%)
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	475,149
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	200,000	195,418
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 2/15/30(b)	995,000	975,790
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,203,534
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	862,073

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	$100,000	$94,087
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32, (Callable 7/1/31 @ 100)	1,215,000	1,198,818
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	95,971
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	572,598
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	100,485
TOTAL MUNICIPAL BONDS (COST $6,009,408)		5,773,923
U.S. GOVERNMENT AGENCIES (15.6%)
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	1,080,892
Federal Home Loan Bank
0.60%, 4/13/26, (Callable 1/13/22 @ 100) (Step to 0.70% on 4/13/22)(c)	1,000,000	983,039
0.60%, 9/30/26, (Callable 12/30/21 @ 100) (Step to 0.65% on 3/30/22)(c)	2,000,000	1,955,831
0.63%, 7/29/26, (Callable 1/29/22 @ 100) (Step to 0.75% on 7/29/22)(c)	1,000,000	984,119
0.65%, 3/30/26, (Callable 12/30/21 @ 100) (Step to 0.70% on 3/30/22)(c)	1,000,000	983,814
0.75%, 8/25/28, (Callable 8/25/22 @ 100) (Step to 1.75% on 8/25/24)(c)	1,350,000	1,318,115
0.75%, 9/30/27, (Callable 12/30/21 @ 100) (Step to 1.00% on 3/30/24)(c)	800,000	777,344
0.80%, 3/8/27, (Callable 11/15/21 @ 100)	1,000,000	962,906
0.85%, 2/26/26, (Callable 11/26/21 @ 100)	1,000,000	976,283
0.88%, 3/23/26, (Callable 12/23/21 @ 100)	1,000,000	975,257
0.90%, 12/1/27, (Callable 11/15/21 @ 100)	2,000,000	1,917,517
1.00%, 4/29/31, (Callable 1/29/22 @ 100) (Step to 1.50% on 4/29/23)(c)	730,769	721,556
1.00%, 7/29/26, (Callable 1/29/22 @ 100)	1,000,000	976,960
1.00%, 3/16/27, (Callable 3/16/22 @ 100)	2,000,000	1,934,299
1.07%, 1/25/30, (Callable 1/25/22 @ 100)	1,000,000	935,858
2.50%, 5/23/22	1,000,000	1,006,673
		17,409,571
Federal Home Loan Mortgage Corp.
	Principal Amount	Value
0.80%, 10/27/26, (Callable 1/27/22 @ 100)	$1,000,000	$960,710
1.05%, 7/21/28, (Callable 1/21/22 @ 100)	1,000,000	951,907
2.50%, 3/29/22	1,000,000	1,003,583
		2,916,200
Federal National Mortgage Association
0.40%, 10/29/24, (Callable 4/29/22 @ 100)	1,000,000	976,823
0.55%, 8/19/25, (Callable 8/19/22 @ 100)	1,000,000	966,472
0.56%, 10/28/25, (Callable 10/28/22 @ 100)	1,000,000	966,065
0.58%, 8/25/25, (Callable 2/25/22 @ 100)	1,000,000	967,610
0.60%, 8/28/25, (Callable 2/28/22 @ 100)	1,000,000	968,471
		4,845,441
TOTAL U.S. GOVERNMENT AGENCIES (COST $26,869,898)		26,252,104
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (5.2%)
Federal Home Loan Mortgage Corp.
2.04% (US0012M + 179 bps), 10/1/37(a)	12,422	12,445
2.38% (H15T1Y + 225 bps), 5/1/36(a)	17,703	17,751
3.00%, 7/15/41	1,314,515	1,340,874
3.50%, 2/1/34	243,436	255,496
3.50%, 10/1/49	343,885	359,021
3.50%, 12/15/48	499,760	525,791
4.00%, 12/15/25	2,500,000	2,643,294
5.00%, 11/1/37	7,178	7,900
6.00%, 3/1/38	18,507	21,310
		5,183,882
Federal National Mortgage Association
0.53% (US0001M + 42 bps), 11/25/36(a)	27,186	27,422
1.50%, 11/25/44	1,759,057	1,726,141
2.20% (US0012M + 182 bps), 5/1/36(a)	47,706	49,933
2.29% (US0012M + 204 bps), 10/1/36(a)	15,857	15,894
3.50%, 2/1/43	158,956	168,050
3.50%, 4/1/48	479,973	510,566
4.00%, 9/1/33	158,319	165,696
4.00%, 10/1/46	351,343	377,374
6.00%, 6/1/36	177,706	190,866

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
6.00%, 9/1/36	$37,631	$40,385
6.00%, 5/1/37	24,306	26,751
		3,299,078
Government National Mortgage Association
2.00% (H15T1Y + 150 bps), 1/20/39(a)	9,144	9,168
4.50%, 6/15/40	73,651	82,214
4.50%, 8/20/38	32,801	34,474
5.00%, 5/20/40	41,972	45,052
5.50%, 12/20/38	4,331	4,705
6.00%, 10/15/37	20,517	23,665
6.00%, 6/15/37	21,279	24,442
6.50%, 10/20/38	1,741	1,857
		225,577
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $8,592,728)		8,708,537
U.S. TREASURY OBLIGATIONS (7.1%)
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,687,422
U.S. Treasury Notes
0.38%, 1/15/27 (TIPS)	1,077,290	1,241,680
1.63%, 11/30/26	1,000,000	1,001,680
1.75%, 11/15/29	1,000,000	1,001,406
2.00%, 2/15/22	7,000,000	7,005,116
		10,249,882
TOTAL U.S. TREASURY OBLIGATIONS (COST $12,124,995)		11,937,304

	Shares	Value
MONEY MARKET FUND (0.6%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(d)	969,681	$969,681
TOTAL MONEY MARKET FUND (COST $969,681)		969,681
	Shares	Value
TOTAL INVESTMENTS (COST $168,063,542) 100.0%		$166,971,526
OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%		1,029,508
NET ASSETS 100.0%		$168,001,034

(a)	Variable rate security. The interest rate shown represents the rate in effect at January 31, 2022. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	When-Issued Security. Coupon rate is not in effect at January 31, 2022.
(c)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2022.
(d)	7-day current yield as of January 31, 2022 is disclosed.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T1Y — 1 Year Treasury Constant Maturity Rate
LP — Limited Partnership
PSF — Permanent School Fund
TIPS — Treasury Inflation-Protected Security
US0001M — 1 Month US Dollar LIBOR
US0003M — 3 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1
Semiconductors & Semiconductor Equipment	5.8
Interactive Media & Services	5.7
IT Services	4.6
Banks	3.9
Health Care Equipment & Supplies	3.3
Internet & Direct Marketing Retail	3.3
Capital Markets	3.2
Equity Real Estate Investment Trusts	3.1
Oil, Gas & Consumable Fuels	2.8
Specialty Retail	2.6
Automobiles	2.2
Life Sciences Tools & Services	2.1
Insurance	2.0
Electric Utilities	1.9
Biotechnology	1.8
Chemicals	1.8
Health Care Providers & Services	1.7
Household Products	1.7
Hotels, Restaurants & Leisure	1.6
Beverages	1.6
Machinery	1.5
Entertainment	1.5
Diversified Financial Services	1.4
Food & Staples Retailing	1.4
Food Products	1.4
Money Market Fund	1.4
Aerospace & Defense	1.3
Diversified Telecommunication Services	1.2
Media	1.1
Communications Equipment	1.1
Multi-Utilities	1.0
Pharmaceuticals	1.0
Industry Diversification	Percent*
Road & Rail	0.9%
Electronic Equipment, Instruments & Components	0.9
Building Products	0.8
Air Freight & Logistics	0.7
Industrial Conglomerates	0.7
Textiles, Apparel & Luxury Goods	0.7
Consumer Finance	0.6
Containers & Packaging	0.6
Multiline Retail	0.6
Electrical Equipment	0.5
Commercial Services & Supplies	0.5
Professional Services	0.5
Metals & Mining	0.4
Trading Companies & Distributors	0.3
Household Durables	0.3
Energy Equipment & Services	0.3
Distributors	0.3
Auto Components	0.2
Real Estate Management & Development	0.2
Airlines	0.2
Personal Products	0.2
Wireless Telecommunication Services	0.2
Independent Power and Renewable Electricity Producers	0.1
Gas Utilities	0.1
Health Care Technology	0.1
Water Utilities	0.1
Leisure Products	0.1
Construction Materials	0.1
Construction & Engineering	0.0
Total Investments	99.8%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.4%)
AEROSPACE & DEFENSE (1.3%)
Boeing Co. (The)(a)	3,184	$637,564
General Dynamics Corp.	1,484	314,756
Howmet Aerospace, Inc.	2,863	89,011
Huntington Ingalls Industries, Inc.	92	17,222
L3Harris Technologies, Inc.	1,178	246,544
Lockheed Martin Corp.	1,629	633,893
Northrop Grumman Corp.	957	353,994
Raytheon Technologies Corp.	9,111	821,721
Textron, Inc.	1,100	74,866
TransDigm Group, Inc.(a)	218	134,330
		3,323,901
AIR FREIGHT & LOGISTICS (0.7%)
C.H. Robinson Worldwide, Inc.	1,070	111,975
Expeditors International of Washington, Inc.	3,360	384,653
FedEx Corp.	1,356	333,386
United Parcel Service, Inc., Class B	4,590	928,144
		1,758,158
AIRLINES (0.2%)
Alaska Air Group, Inc.(a)	480	26,275
American Airlines Group, Inc.(a)	5,650	93,056
Delta Air Lines, Inc.(a)	4,770	189,321
Southwest Airlines Co.(a)	4,040	180,830
United Airlines Holdings, Inc.(a)	1,020	43,738
		533,220
AUTO COMPONENTS (0.2%)
Aptiv PLC(a)	3,130	427,495
BorgWarner, Inc.	1,450	63,583
		491,078
AUTOMOBILES (2.2%)
Ford Motor Co.	26,960	547,288
General Motors Co.(a)	8,400	442,932
Tesla, Inc.(a)	4,820	4,514,990
		5,505,210
BANKS (3.9%)
Bank of America Corp.	45,869	2,116,396
Citigroup, Inc.	11,330	737,810
Citizens Financial Group, Inc.	2,290	117,866
Comerica, Inc.	420	38,968
Fifth Third Bancorp	5,090	227,167
First Republic Bank	760	131,928
Huntington Bancshares, Inc.	12,350	185,991
	Shares	Value
JPMorgan Chase & Co.	17,594	$2,614,468
KeyCorp	7,900	197,974
M&T Bank Corp.	230	38,957
People's United Financial, Inc.	4,410	85,466
PNC Financial Services Group, Inc. (The)	2,204	454,002
Regions Financial Corp.	7,892	181,043
Signature Bank	280	85,296
SVB Financial Group(a)	237	138,384
Truist Financial Corp.	8,047	505,513
U.S. Bancorp	8,680	505,089
Wells Fargo & Co.	23,788	1,279,794
Zions Bancorp	730	49,509
		9,691,621
BEVERAGES (1.6%)
Coca-Cola Co. (The)	28,610	1,745,496
Monster Beverage Corp.(a)	3,240	280,973
PepsiCo, Inc.	11,481	1,992,183
		4,018,652
BIOTECHNOLOGY (1.8%)
AbbVie, Inc.	12,420	1,700,174
Amgen, Inc.	4,428	1,005,776
Biogen, Inc.(a)	1,134	256,284
Gilead Sciences, Inc.	11,850	813,858
Incyte Corp.(a)	3,390	251,978
Moderna, Inc.(a)	2,270	384,379
		4,412,449
BUILDING PRODUCTS (0.8%)
A.O. Smith Corp.	1,000	76,420
Allegion PLC	403	49,460
Carrier Global Corp.	10,976	523,336
Fortune Brands Home & Security, Inc.	620	58,385
Johnson Controls International PLC	8,141	591,607
Masco Corp.	2,370	150,092
Trane Technologies PLC	2,900	501,990
		1,951,290
CAPITAL MARKETS (3.2%)
Ameriprise Financial, Inc.	606	184,412
Bank of New York Mellon Corp. (The)	5,601	331,915
BlackRock, Inc.	886	729,125
Cboe Global Markets, Inc.	950	112,603
Charles Schwab Corp. (The)	9,360	820,872
CME Group, Inc.	2,350	539,325
FactSet Research Systems, Inc.	360	151,880
Franklin Resources, Inc.	2,300	73,531

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Goldman Sachs Group, Inc. (The)	1,892	$671,055
Intercontinental Exchange, Inc.	3,915	495,874
Invesco Ltd.	2,500	56,650
MarketAxess Holdings, Inc.	250	86,120
Moody's Corp.	1,798	616,714
Morgan Stanley	8,926	915,272
MSCI, Inc.	472	253,049
Nasdaq, Inc.	890	159,497
Northern Trust Corp.	1,290	150,466
Raymond James Financial, Inc.	1,290	136,572
S&P Global, Inc.	2,095	869,886
State Street Corp.	2,217	209,506
T. Rowe Price Group, Inc.	2,520	389,164
		7,953,488
CHEMICALS (1.8%)
Air Products and Chemicals, Inc.	1,343	378,887
Albemarle Corp.	640	141,274
Celanese Corp.	590	91,869
CF Industries Holdings, Inc.	1,170	80,578
Corteva, Inc.	5,125	246,410
Dow, Inc.	4,892	292,199
DuPont de Nemours, Inc.	3,695	283,037
Eastman Chemical Co.	320	38,058
Ecolab, Inc.	1,556	294,784
FMC Corp.	500	55,185
International Flavors & Fragrances, Inc.	1,480	195,242
Linde PLC	3,883	1,237,434
LyondellBasell Industries N.V., Class A	1,530	147,997
Mosaic Co. (The)	2,480	99,076
PPG Industries, Inc.	1,598	249,608
Sherwin-Williams Co. (The)	1,703	487,926
		4,319,564
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	504	197,331
Copart, Inc.(a)	1,330	171,903
Republic Services, Inc.	2,256	288,001
Rollins, Inc.	2,895	89,311
Waste Management, Inc.	3,110	467,868
		1,214,414
COMMUNICATIONS EQUIPMENT (1.1%)
Arista Networks, Inc.(a)	1,644	204,366
Cisco Systems, Inc.	32,610	1,815,399
F5, Inc.(a)	270	56,057
	Shares	Value
Juniper Networks, Inc.	2,860	$99,585
Motorola Solutions, Inc.	2,041	473,389
		2,648,796
CONSTRUCTION & ENGINEERING (0.0%)
Quanta Services, Inc.	340	34,925
CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	256	99,615
Vulcan Materials Co.	843	160,431
		260,046
CONSUMER FINANCE (0.6%)
American Express Co.	3,900	701,298
Capital One Financial Corp.	2,418	354,793
Discover Financial Services	1,740	201,405
Synchrony Financial	4,120	175,471
		1,432,967
CONTAINERS & PACKAGING (0.6%)
Amcor PLC	31,380	376,874
Avery Dennison Corp.	590	121,198
Ball Corp.	5,460	530,166
International Paper Co.	3,890	187,692
Packaging Corp. of America	890	134,060
Sealed Air Corp.	1,390	94,409
Westrock Co.	2,099	96,890
		1,541,289
DISTRIBUTORS (0.3%)
Genuine Parts Co.	850	113,246
LKQ Corp.	6,480	355,687
Pool Corp.	740	352,425
		821,358
DIVERSIFIED FINANCIAL SERVICES (1.4%)
Berkshire Hathaway, Inc., Class B(a)	10,987	3,439,151
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	51,150	1,304,325
Lumen Technologies, Inc.	8,539	105,542
Verizon Communications, Inc.	29,530	1,571,882
		2,981,749
ELECTRIC UTILITIES (1.9%)
Alliant Energy Corp.	2,090	125,107
American Electric Power Co., Inc.	3,880	350,752

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Duke Energy Corp.	5,644	$592,959
Edison International	2,970	186,486
Entergy Corp.	1,150	128,536
Evergy, Inc.	2,270	147,459
Eversource Energy	3,070	274,734
Exelon Corp.	7,559	438,044
FirstEnergy Corp.	4,259	178,708
NextEra Energy, Inc.	12,956	1,012,123
NRG Energy, Inc.	2,260	90,242
Pinnacle West Capital Corp.	750	52,208
PPL Corp.	7,780	230,910
Southern Co. (The)	9,190	638,613
Xcel Energy, Inc.	4,700	327,402
		4,774,283
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	1,590	217,464
Eaton Corp. PLC	2,500	396,075
Emerson Electric Co.	3,930	361,364
Generac Holdings, Inc.(a)	380	107,304
Rockwell Automation, Inc.	726	209,974
		1,292,181
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Amphenol Corp., Class A	4,350	346,216
CDW Corp.	770	145,569
Corning, Inc.	6,400	269,056
IPG Photonics Corp.(a)	100	15,447
Keysight Technologies, Inc.(a)	2,550	430,491
TE Connectivity Ltd.	1,950	278,869
Teledyne Technologies, Inc.(a)	151	63,636
Trimble, Inc.(a)	4,690	338,430
Zebra Technologies Corp., Class A(a)	780	397,114
		2,284,828
ENERGY EQUIPMENT & SERVICES (0.3%)
Baker Hughes Co.	6,429	176,412
Halliburton Co.	4,920	151,241
Schlumberger N.V.	9,074	354,521
		682,174
ENTERTAINMENT (1.5%)
Activision Blizzard, Inc.	5,070	400,581
Electronic Arts, Inc.	3,880	514,721
Live Nation, Inc.(a)	740	81,037
Netflix, Inc.(a)	2,610	1,114,835
Walt Disney Co. (The)(a)	10,820	1,546,936
		3,658,110
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.1%)
Alexandria Real Estate Equities, Inc.	820	$159,769
American Tower Corp.	3,689	927,783
AvalonBay Communities, Inc.	819	200,024
Boston Properties, Inc.	470	52,678
Crown Castle International Corp.	4,050	739,165
Digital Realty Trust, Inc.	1,840	274,583
Duke Realty Corp.	3,580	206,852
Equinix, Inc.	893	647,336
Equity Residential	2,490	220,938
Essex Property Trust, Inc.	307	102,077
Extra Space Storage, Inc.	900	178,371
Federal Realty Investment Trust	160	20,398
Host Hotels & Resorts, Inc.(a)	6,193	107,387
Iron Mountain, Inc.	2,249	103,274
Kimco Realty Corp.	5,150	124,939
Mid-America Apartment Communities, Inc.	860	177,745
Prologis, Inc.	6,512	1,021,212
Public Storage	1,106	396,534
Realty Income Corp.	3,880	269,311
Regency Centers Corp.	750	53,813
SBA Communications Corp.	681	221,625
Simon Property Group, Inc.	1,860	273,792
UDR, Inc.	2,330	132,437
Vornado Realty Trust	825	33,833
Welltower, Inc.	5,470	473,866
Weyerhaeuser Co.	11,999	485,120
		7,604,862
FOOD & STAPLES RETAILING (1.4%)
Costco Wholesale Corp.	2,856	1,442,651
Kroger Co. (The)	5,930	258,489
Sysco Corp.	3,220	251,643
Walgreens Boots Alliance, Inc.	4,870	242,331
Walmart, Inc.	9,740	1,361,750
		3,556,864
FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland Co.	4,230	317,250
Campbell Soup Co.	2,700	119,124
Conagra Brands, Inc.	4,970	172,757
General Mills, Inc.	7,060	484,881
Hershey Co. (The)	1,400	275,898
Hormel Foods Corp.	4,450	211,241
J.M. Smucker Co. (The)	1,170	164,479
Kellogg Co.	4,000	252,000
Kraft Heinz Co. (The)	6,536	233,989

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Lamb Weston Holdings, Inc.	1,000	$64,210
McCormick & Co., Inc.	2,810	281,871
Mondelez International, Inc., Class A	11,290	756,769
Tyson Foods, Inc., Class A	2,210	200,867
		3,535,336
GAS UTILITIES (0.1%)
Atmos Energy Corp.	1,420	152,252
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Abbott Laboratories	12,582	1,603,702
ABIOMED, Inc.(a)	333	98,525
Align Technology, Inc.(a)	477	236,096
Baxter International, Inc.	5,040	430,618
Becton Dickinson and Co.	2,266	575,881
Boston Scientific Corp.(a)	12,567	539,124
Cooper Cos., Inc. (The)	450	179,235
DENTSPLY SIRONA, Inc.	2,670	142,631
DexCom, Inc.(a)	650	279,812
Edwards Lifesciences Corp.(a)	4,731	516,625
Hologic, Inc.(a)	2,610	183,326
IDEXX Laboratories, Inc.(a)	640	324,672
Intuitive Surgical, Inc.(a)	2,347	666,971
Medtronic PLC	9,233	955,523
ResMed, Inc.	1,090	249,174
STERIS PLC	960	215,424
Stryker Corp.	2,534	628,559
Teleflex, Inc.	387	120,044
Zimmer Holdings, Inc.	1,620	199,292
		8,145,234
HEALTH CARE PROVIDERS & SERVICES (1.7%)
AmerisourceBergen Corp.	2,110	287,382
Cardinal Health, Inc.	3,840	198,029
Cigna Corp.	3,240	746,690
CVS Health Corp.	9,527	1,014,721
DaVita, Inc.(a)	770	83,445
Henry Schein, Inc.(a)	1,630	122,739
Humana, Inc.	2,037	799,523
Laboratory Corporation of America Holdings(a)	880	238,797
McKesson Corp.	1,485	381,229
Quest Diagnostics, Inc.	1,520	205,230
		4,077,785
HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.	3,060	279,072
HOTELS, RESTAURANTS & LEISURE (1.6%)
Booking Holdings, Inc.(a)	236	579,647
	Shares	Value
Carnival Corp.(a)	6,650	$131,736
Chipotle Mexican Grill, Inc.(a)	141	209,467
Domino's Pizza, Inc.	240	109,116
Expedia Group, Inc.(a)	845	154,880
Hilton Worldwide Holdings, Inc.(a)	1,710	248,138
Marriott International, Inc., Class A(a)	1,636	263,592
McDonald's Corp.	4,651	1,206,702
Norwegian Cruise Line Holdings Ltd.(a)	2,830	58,949
Royal Caribbean Cruises Ltd.(a)	1,110	86,369
Starbucks Corp.	7,280	715,770
Yum! Brands, Inc.	2,090	261,605
		4,025,971
HOUSEHOLD DURABLES (0.3%)
D.R. Horton, Inc.	1,096	97,785
Garmin Ltd.	960	119,443
Lennar Corp., Class A	490	47,094
Mohawk Industries, Inc.(a)	124	19,576
Newell Brands, Inc.	14,500	336,545
NVR, Inc.(a)	10	53,272
PulteGroup, Inc.	325	17,124
Whirlpool Corp.	242	50,866
		741,705
HOUSEHOLD PRODUCTS (1.7%)
Church & Dwight Co., Inc.	3,150	323,348
Clorox Co. (The)	1,220	204,789
Colgate-Palmolive Co.	8,480	699,176
Kimberly-Clark Corp.	3,370	463,880
Procter & Gamble Co. (The)	16,331	2,620,309
		4,311,502
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.1%)
AES Corp. (The)	5,250	116,445
INDUSTRIAL CONGLOMERATES (0.7%)
3M Co.	4,074	676,366
Honeywell International, Inc.	4,182	855,135
Roper Technologies, Inc.	606	264,919
		1,796,420
INSURANCE (2.0%)
Aflac, Inc.	5,020	315,356
Allstate Corp. (The)	1,750	211,173
American International Group, Inc.	5,374	310,349
Aon PLC, Class A	1,391	384,528
Arthur J. Gallagher & Co.	1,470	232,172
Assurant, Inc.	190	28,977

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Brown & Brown, Inc.	2,240	$148,467
Chubb Ltd.	2,601	513,125
Cincinnati Financial Corp.	822	96,856
Globe Life, Inc.	367	37,544
Hartford Financial Services Group, Inc. (The)	2,460	176,800
Lincoln National Corp.	486	34,010
Loews Corp.	880	52,501
Marsh & McLennan Cos., Inc.	3,480	534,667
MetLife, Inc.	8,940	599,516
Principal Financial Group, Inc.	1,760	128,586
Progressive Corp. (The)	4,200	456,372
Prudential Financial, Inc.	1,895	211,425
Travelers Cos., Inc. (The)	1,610	267,550
W.R. Berkley Corp.	230	19,435
Willis Towers Watson PLC	747	174,768
		4,934,177
INTERACTIVE MEDIA & SERVICES (5.7%)
Alphabet, Inc., Class A(a)	1,795	4,857,396
Alphabet, Inc., Class C(a)	1,649	4,475,337
Match Group, Inc.(a)	1,680	189,336
Meta Platforms, Inc., Class A(a)	14,028	4,394,411
Twitter, Inc.(a)	5,440	204,054
		14,120,534
INTERNET & DIRECT MARKETING RETAIL (3.3%)
Amazon.com, Inc.(a)	2,580	7,717,992
eBay, Inc.	4,170	250,492
Etsy, Inc.(a)	770	120,952
		8,089,436
IT SERVICES (4.6%)
Accenture PLC, Class A	4,677	1,653,694
Akamai Technologies, Inc.(a)	1,050	120,278
Automatic Data Processing, Inc.	3,730	769,014
Broadridge Financial Solutions, Inc.	700	111,454
Cognizant Technology Solutions Corp., Class A	3,450	294,699
DXC Technology Co.(a)	1,677	50,444
EPAM Systems, Inc.(a)	320	152,365
Fidelity National Information Services, Inc.	3,516	421,639
Fiserv, Inc.(a)	3,670	387,919
FleetCor Technologies, Inc.(a)	290	69,095
Gartner, Inc.(a)	460	135,189
Global Payments, Inc.	1,467	219,874
International Business Machines Corp.	7,406	989,219
Jack Henry & Associates, Inc.	600	100,686
Mastercard, Inc., Class A	5,152	1,990,630
	Shares	Value
Paychex, Inc.	2,320	$273,203
PayPal Holdings, Inc.(a)	6,880	1,182,947
VeriSign, Inc.(a)	642	139,430
Visa, Inc., Class A	10,134	2,292,007
		11,353,786
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	3,190	295,011
LIFE SCIENCES TOOLS & SERVICES (2.1%)
Agilent Technologies, Inc.	5,010	697,993
Bio-Rad Laboratories, Inc., Class A(a)	310	185,916
Danaher Corp.	4,830	1,380,366
Illumina, Inc.(a)	1,757	612,877
IQVIA Holdings, Inc.(a)	1,860	455,514
Mettler-Toledo International, Inc.(a)	413	608,217
PerkinElmer, Inc.	1,340	230,708
Waters Corp.(a)	1,427	456,811
West Pharmaceutical Services, Inc.	1,360	534,779
		5,163,181
MACHINERY (1.5%)
Caterpillar, Inc.	3,280	661,117
Cummins, Inc.	617	136,283
Deere & Co.	1,693	637,245
Dover Corp.	950	161,414
Fortive Corp.	2,610	184,109
IDEX Corp.	390	84,022
Illinois Tool Works, Inc.	2,004	468,776
Ingersoll Rand, Inc.	2,638	148,282
Otis Worldwide Corp.	2,903	248,003
PACCAR, Inc.	2,215	205,973
Parker-Hannifin Corp.	608	188,486
Pentair PLC	540	34,398
Snap-on, Inc.	170	35,403
Stanley Black & Decker, Inc.	812	141,816
Westinghouse Air Brake Technologies Corp.	820	72,898
Xylem, Inc.	3,310	347,616
		3,755,841
MEDIA (1.1%)
Charter Communications, Inc., Class A(a)	720	427,205
Comcast Corp., Class A	28,970	1,448,210
Discovery, Inc., Class A(a)	1,110	30,980
Discovery, Inc., Class C(a)	2,591	70,864
DISH Network Corp., Class A(a)	2,030	63,742
Fox Corp., Class A	1,670	67,819
Fox Corp., Class B	2,640	98,155

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Interpublic Group of Cos., Inc. (The)	3,130	$111,240
News Corp., Class A	2,690	59,826
News Corp., Class B	1,680	37,363
Omnicom Group, Inc.	1,590	119,822
ViacomCBS, Inc., Class B	3,950	132,128
		2,667,354
METALS & MINING (0.4%)
Freeport-McMoRan, Inc.	9,808	365,054
Newmont Corp.	6,430	393,323
Nucor Corp.	2,090	211,926
		970,303
MULTILINE RETAIL (0.6%)
Dollar General Corp.	1,600	333,568
Dollar Tree, Inc.(a)	1,432	187,907
Target Corp.	4,100	903,763
		1,425,238
MULTI-UTILITIES (1.0%)
Ameren Corp.	2,630	233,386
CenterPoint Energy, Inc.	5,180	146,905
CMS Energy Corp.	3,130	201,509
Consolidated Edison, Inc.	3,060	264,537
Dominion Energy, Inc.	6,052	488,154
DTE Energy Co.	1,320	158,968
NiSource, Inc.	4,370	127,517
Public Service Enterprise Group, Inc.	4,276	284,482
Sempra Energy	1,860	256,978
WEC Energy Group, Inc.	3,035	294,516
		2,456,952
OIL, GAS & CONSUMABLE FUELS (2.8%)
APA Corp.	2,110	70,073
Chevron Corp.	11,483	1,508,062
ConocoPhillips	7,447	659,953
Coterra Energy, Inc.	4,790	104,901
Devon Energy Corp.	3,610	182,558
Diamondback Energy, Inc.	680	85,789
EOG Resources, Inc.	3,154	351,608
Exxon Mobil Corp.	25,830	1,962,047
Hess Corp.	1,080	99,673
Kinder Morgan, Inc.	18,540	321,854
Marathon Oil Corp.	5,800	112,926
Marathon Petroleum Corp.	3,588	257,439
Occidental Petroleum Corp.	5,383	202,778
ONEOK, Inc.	2,580	156,554
Phillips 66	2,469	209,347
Pioneer Natural Resources Co.	1,096	239,904
	Shares	Value
Valero Energy Corp.	2,360	$195,809
Williams Cos., Inc. (The)	9,900	296,406
		7,017,681
PERSONAL PRODUCTS (0.2%)
Estee Lauder Cos., Inc., (The) Class A	1,368	426,529
PHARMACEUTICALS (1.0%)
Catalent, Inc.(a)	2,000	207,860
Eli Lilly & Co.	5,480	1,344,737
Organon & Co.	3,660	116,791
Zoetis, Inc.	4,500	899,055
		2,568,443
PROFESSIONAL SERVICES (0.5%)
Equifax, Inc.	680	163,037
IHS Markit Ltd.	2,600	303,654
Jacobs Engineering Group, Inc.	620	80,712
Nielsen Holdings PLC	4,160	78,458
Robert Half International, Inc.	3,140	355,636
Verisk Analytics, Inc.	1,050	205,936
		1,187,433
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CBRE Group, Inc., Class A(a)	4,610	467,177
ROAD & RAIL (0.9%)
CSX Corp.	17,120	585,846
J.B. Hunt Transport Services, Inc.	480	92,419
Norfolk Southern Corp.	1,418	385,682
Old Dominion Freight Line, Inc.	630	190,216
Union Pacific Corp.	3,945	964,750
		2,218,913
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
Advanced Micro Devices, Inc.(a)	7,290	832,883
Analog Devices, Inc.	3,088	506,339
Applied Materials, Inc.	7,180	992,133
Broadcom, Inc.	2,442	1,430,719
Enphase Energy, Inc.(a)	820	115,185
Intel Corp.	29,460	1,438,237
KLA Corp.	830	323,094
Lam Research Corp.	1,216	717,343
Microchip Technology, Inc.	3,030	234,764
Micron Technology, Inc.	6,720	552,854
Monolithic Power Systems, Inc.	210	84,615
NVIDIA Corp.	15,868	3,885,439
NXP Semiconductors N.V.	1,370	281,453
Qorvo, Inc.(a)	330	45,302

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
QUALCOMM, Inc.	6,750	$1,186,380
Skyworks Solutions, Inc.	780	114,286
SolarEdge Technologies, Inc.(a)	310	73,848
Teradyne, Inc.	950	111,559
Texas Instruments, Inc.	5,590	1,003,349
Xilinx, Inc.	1,500	290,325
		14,220,107
SOFTWARE (9.5%)
Adobe, Inc.(a)	3,281	1,753,038
ANSYS, Inc.(a)	1,153	392,032
Autodesk, Inc.(a)	2,250	562,027
Cadence Design Systems, Inc.(a)	3,240	492,934
Ceridian HCM Holding, Inc.(a)	800	60,656
Citrix Systems, Inc.	630	64,222
Fortinet, Inc.(a)	840	249,682
Intuit, Inc.	2,202	1,222,616
Microsoft Corp.	45,540	14,162,029
NortonLifeLock, Inc.	15,632	406,588
Oracle Corp.	10,131	822,232
Paycom Software, Inc.(a)	240	80,472
PTC, Inc.(a)	570	66,268
salesforce.com, Inc.(a)	6,890	1,602,821
ServiceNow, Inc.(a)	1,610	943,106
Synopsys, Inc.(a)	1,570	487,485
Tyler Technologies, Inc.(a)	170	80,546
		23,448,754
SPECIALTY RETAIL (2.6%)
Advance Auto Parts, Inc.	346	80,102
AutoZone, Inc.(a)	131	260,212
Bath & Body Works, Inc.	1,710	95,880
Best Buy Co., Inc.	3,850	382,228
CarMax, Inc.(a)	760	84,489
Gap, Inc. (The)	13,590	245,571
Home Depot, Inc. (The)	7,089	2,601,521
Lowe’s Cos., Inc.	5,360	1,272,196
O'Reilly Automotive, Inc.(a)	412	268,521
Ross Stores, Inc.	1,790	174,973
TJX Cos., Inc. (The)	7,860	565,684
Tractor Supply Co.	1,860	406,057
Ulta Beauty, Inc.(a)	251	91,299
		6,528,733
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (7.1%)
Apple, Inc.	92,524	16,171,345
	Shares	Value
Hewlett Packard Enterprise Co.	32,300	$527,459
HP, Inc.	15,140	556,092
NetApp, Inc.	1,540	133,226
Seagate Technology Holdings PLC	1,320	141,438
Western Digital Corp.(a)	1,891	97,840
		17,627,400
TEXTILES, APPAREL & LUXURY GOODS (0.7%)
NIKE, Inc., Class B	7,690	1,138,658
PVH Corp.	2,470	234,675
Tapestry, Inc.	1,650	62,617
Under Armour, Inc., Class A(a)	1,620	30,505
Under Armour, Inc., Class C(a)	1,024	16,374
VF Corp.	5,235	341,374
		1,824,203
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	4,700	266,396
United Rentals, Inc.(a)	200	64,024
W.W. Grainger, Inc.	748	370,342
		700,762
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	1,530	246,024
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
T-Mobile U.S., Inc.(a)	4,120	445,660
TOTAL COMMON STOCKS (COST $201,565,372)		243,527,982
MONEY MARKET FUND (1.4%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	3,403,848	3,403,848
TOTAL MONEY MARKET FUND (COST $3,403,848)		3,403,848
TOTAL INVESTMENTS (COST $204,969,220) 100.0%		246,931,830
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		562,731
NET ASSETS 100.0%		$247,494,561

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2022 is disclosed.

MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	8.9%
Banks	7.7
Machinery	4.8
Electronic Equipment, Instruments & Components	4.4
Semiconductors & Semiconductor Equipment	3.8
Specialty Retail	3.6
Software	3.5
Insurance	3.5
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.8
Chemicals	2.7
Oil, Gas & Consumable Fuels	2.6
Building Products	2.4
Metals & Mining	2.1
Household Durables	2.1
Textiles, Apparel & Luxury Goods	2.0
IT Services	1.9
Professional Services	1.8
Commercial Services & Supplies	1.7
Food Products	1.7
Capital Markets	1.7
Biotechnology	1.6
Hotels, Restaurants & Leisure	1.6
Road & Rail	1.5
Auto Components	1.5
Electrical Equipment	1.4
Money Market Fund	1.3
Construction & Engineering	1.2
Aerospace & Defense	1.2
Thrifts & Mortgage Finance	1.2
Communications Equipment	1.1
Leisure Products	1.1
Gas Utilities	1.1
Trading Companies & Distributors	1.0
Industry Diversification	Percent*
Life Sciences Tools & Services	1.0%
Media	0.9
Pharmaceuticals	0.9
Diversified Consumer Services	0.8
Energy Equipment & Services	0.8
Electric Utilities	0.8
Real Estate Management & Development	0.7
Multiline Retail	0.7
Consumer Finance	0.7
Containers & Packaging	0.7
Water Utilities	0.6
Food & Staples Retailing	0.6
Air Freight & Logistics	0.5
Multi-Utilities	0.5
Mortgage Real Estate Investment Trusts	0.4
Health Care Technology	0.4
Automobiles	0.4
Interactive Media & Services	0.4
Personal Products	0.4
Airlines	0.3
Paper & Forest Products	0.3
Diversified Telecommunication Services	0.3
Technology Hardware, Storage & Peripherals	0.2
Beverages	0.2
Household Products	0.2
Construction Materials	0.2
Marine	0.2
Diversified Financial Services	0.2
Entertainment	0.1
Internet & Direct Marketing Retail	0.1
Wireless Telecommunication Services	0.1
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.7%)
AEROSPACE & DEFENSE (1.2%)
AAR Corp.(a)	2,140	$86,178
Aerojet Rocketdyne Holdings, Inc.	4,800	185,232
AeroVironment, Inc.(a)	1,460	83,103
Axon Enterprise, Inc.(a)	3,870	541,529
Curtiss-Wright Corp.	2,200	292,138
Hexcel Corp.(a)	4,970	259,285
Kaman Corp.	1,770	70,747
Mercury Systems, Inc.(a)	3,440	195,805
Moog, Inc., Class A	1,650	125,796
National Presto Industries, Inc.	230	18,918
Park Aerospace Corp.	770	10,418
Triumph Group, Inc.(a)	3,570	65,045
Woodward, Inc.	3,620	399,177
		2,333,371
AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings, Inc.(a)	1,620	130,135
Forward Air Corp.	1,560	165,828
GXO Logistics, Inc.(a)	5,900	479,139
Hub Group, Inc., Class A(a)	2,050	155,226
		930,328
AIRLINES (0.3%)
Allegiant Travel Co.(a)	866	154,720
Hawaiian Holdings, Inc.(a)	3,750	64,125
JetBlue Airways Corp.(a)	20,350	297,720
SkyWest, Inc.(a)	3,220	122,843
		639,408
AUTO COMPONENTS (1.5%)
Adient PLC(a)	5,620	235,871
American Axle & Manufacturing Holdings, Inc.(a)	7,490	60,969
Cooper-Standard Holdings, Inc.(a)	820	16,884
Dana, Inc.	9,280	201,005
Dorman Products, Inc.(a)	1,700	159,171
Fox Factory Holding Corp.(a)	2,460	327,352
Gentex Corp.	14,770	463,778
Gentherm, Inc.(a)	1,960	171,284
Goodyear Tire & Rubber Co. (The)(a)	17,412	360,951
LCI Industries	1,420	174,901
Lear Corp.	3,380	565,542
Motorcar Parts of America, Inc.(a)	1,240	20,497
Patrick Industries, Inc.	1,335	85,974
	Shares	Value
Standard Motor Products, Inc.	1,160	$55,529
Visteon Corp.(a)	1,590	161,401
		3,061,109
AUTOMOBILES (0.4%)
Harley-Davidson, Inc.	9,400	324,958
Thor Industries, Inc.	3,230	305,526
Winnebago Industries, Inc.	2,000	129,040
		759,524
BANKS (7.7%)
Allegiance Bancshares, Inc.	1,040	45,791
Ameris Bancorp	4,182	206,214
Associated Banc-Corp	9,708	232,021
Banc of California, Inc.	2,870	55,448
BancFirst Corp.	1,180	88,441
Bancorp, Inc. (The)(a)	3,340	99,599
Bank of Hawaii Corp.	2,090	179,886
Bank OZK	7,440	348,564
BankUnited, Inc.	5,330	222,527
Banner Corp.	1,760	109,314
Berkshire Hills Bancorp, Inc.	2,910	86,107
Brookline Bancorp, Inc.	6,100	104,310
Cadence Bank	12,182	379,713
Cathay General Bancorp	4,090	184,704
Central Pacific Financial Corp.	1,180	34,338
City Holding Co.	600	48,126
Columbia Banking System, Inc.	4,560	158,551
Commerce Bancshares, Inc.	6,609	455,426
Community Bank System, Inc.	3,090	220,688
Cullen/Frost Bankers, Inc.	3,090	435,721
Customers Bancorp, Inc.(a)	1,740	101,442
CVB Financial Corp.	7,580	166,987
Dime Community Bancshares, Inc., Class B	2,282	79,779
Eagle Bancorp, Inc.	1,710	102,549
East West Bancorp, Inc.	8,090	698,491
F.N.B. Corp.	22,340	288,633
FB Financial Corp.	2,273	101,194
First Bancorp	1,870	82,112
First BanCorp	13,232	192,526
First Citizens BancShares, Inc., Class A	1	670
First Commonwealth Financial Corp.	4,960	82,138
First Financial Bancorp	4,760	120,000
First Financial Bankshares, Inc.	8,050	378,269
First Hawaiian, Inc.	7,410	210,074

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
First Horizon Corp.	29,630	$506,969
First Midwest Bancorp, Inc.	6,240	129,605
Fulton Financial Corp.	11,140	199,963
Glacier Bancorp, Inc.	6,540	339,622
Great Western Bancorp, Inc.	3,280	101,286
Hancock Whitney Corp.	5,019	264,602
Hanmi Financial Corp.	2,091	56,206
Heritage Financial Corp.	1,430	34,692
Hilltop Holdings, Inc.	3,990	131,790
Home Bancshares, Inc.	9,712	228,815
HomeStreet, Inc.	1,280	62,400
Hope Bancorp, Inc.	8,372	140,231
Independent Bank Corp.	2,610	220,153
Independent Bank Group, Inc.	2,090	158,673
International Bancshares Corp.	3,500	147,105
Investors Bancorp, Inc.	12,790	208,733
Lakeland Financial Corp.	1,410	112,701
Meta Financial Group, Inc.	1,960	116,542
National Bank Holdings Corp., Class A	1,950	88,530
NBT Bancorp, Inc.	2,040	78,907
Northwest Bancshares, Inc.	4,090	57,710
OFG Bancorp	2,890	79,966
Old National Bancorp	11,500	210,795
Pacific Premier Bancorp, Inc.	5,652	216,189
PacWest Bancorp	6,950	322,688
Park National Corp.	620	83,985
Pinnacle Financial Partners, Inc.	4,250	411,017
Preferred Bank	660	51,520
Prosperity Bancshares, Inc.	5,111	374,381
Renasant Corp.	3,450	126,891
S&T Bancorp, Inc.	1,690	52,069
Seacoast Banking Corp. of Florida	3,510	128,115
ServisFirst Bancshares, Inc.	2,850	241,879
Simmons First National Corp., Class A	7,060	201,916
Southside Bancshares, Inc.	1,884	78,940
Sterling Bancorp	11,859	311,773
Synovus Financial Corp.	8,672	431,519
Texas Capital Bancshares, Inc.(a)	2,880	180,576
Tompkins Financial Corp.	420	33,415
Triumph Bancorp, Inc.(a)	1,380	120,722
Trustmark Corp.	3,420	111,424
UMB Financial Corp.	2,260	222,497
Umpqua Holdings Corp.	13,870	281,284
United Bankshares, Inc.	8,243	291,225
United Community Banks, Inc.	5,632	199,316
Valley National Bancorp	19,464	270,939
Veritex Holdings, Inc.	2,803	112,540
	Shares	Value
Webster Financial Corp.	5,210	$295,980
Westamerica BanCorp	1,570	91,186
Wintrust Financial Corp.	3,180	311,863
		15,532,198
BEVERAGES (0.2%)
Celsius Holdings, Inc.(a)	2,380	113,597
Coca-Cola Consolidated, Inc.	271	155,283
National Beverage Corp.	1,500	67,005
		335,885
BIOTECHNOLOGY (1.6%)
Anika Therapeutics, Inc.(a)	870	27,666
Arrowhead Pharmaceuticals, Inc.(a)	6,300	332,388
Avid Bioservices, Inc.(a)	3,940	74,348
Coherus Biosciences, Inc.(a)	4,740	58,586
Cytokinetics, Inc.(a)	5,190	172,256
Emergent BioSolutions, Inc.(a)	3,000	140,400
Enanta Pharmaceuticals, Inc.(a)	1,200	71,304
Exelixis, Inc.(a)	19,430	351,683
Halozyme Therapeutics, Inc.(a)	8,710	301,453
iTeos Therapeutics, Inc.(a)	1,000	36,620
Ligand Pharmaceuticals, Inc.(a)	970	120,891
Myriad Genetics, Inc.(a)	4,900	128,821
Neurocrine Biosciences, Inc.(a)	5,690	449,624
Organogenesis Holdings, Inc.(a)	4,190	32,221
REGENXBIO, Inc.(a)	2,560	67,584
Spectrum Pharmaceuticals, Inc.(a)	12,140	8,514
uniQure N.V.(a)	2,070	37,364
United Therapeutics Corp.(a)	2,633	531,524
Vanda Pharmaceuticals, Inc.(a)	3,970	60,185
Vericel Corp.(a)	2,940	104,605
Xencor, Inc.(a)	3,800	130,606
		3,238,643
BUILDING PRODUCTS (2.4%)
AAON, Inc.	2,608	167,564
American Woodmark Corp.(a)	930	55,735
Apogee Enterprises, Inc.	1,580	70,547
Builders FirstSource, Inc.(a)	11,390	774,406
Carlisle Cos., Inc.	2,980	665,851
Gibraltar Industries, Inc.(a)	2,010	110,148
Griffon Corp.	3,400	76,126
Insteel Industries, Inc.	960	36,317
Lennox International, Inc.	1,929	547,103
Owens Corning	8,030	712,261
PGT Innovations, Inc.(a)	4,020	76,340
Quanex Building Products Corp.	2,335	50,879

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Resideo Technologies, Inc.(a)	8,810	$218,312
Simpson Manufacturing Co., Inc.	2,530	285,359
Trex Co., Inc.(a)	6,850	626,569
UFP Industries, Inc.	3,650	291,489
		4,765,006
CAPITAL MARKETS (1.7%)
Affiliated Managers Group, Inc.	2,290	334,821
B. Riley Financial, Inc.	1,020	62,801
Blucora, Inc.(a)	3,150	51,093
Brightsphere Investment Group, Inc.	2,520	54,382
Donnelley Financial Solutions, Inc.(a)	1,891	70,383
Evercore, Inc., Class A	2,240	279,597
Federated Hermes, Inc.	5,930	196,342
Greenhill & Co., Inc.	1,360	22,685
Interactive Brokers Group, Inc., Class A	5,360	365,498
Janus Henderson Group PLC	10,310	380,439
Jefferies Financial Group, Inc.	12,530	459,099
Piper Sandler Cos.	790	121,834
SEI Investments Co.	6,780	397,376
Stifel Financial Corp.	6,277	470,147
StoneX Group, Inc.(a)	1,040	68,234
Virtus Investment Partners, Inc.	367	96,037
WisdomTree Investments, Inc.	6,910	38,765
		3,469,533
CHEMICALS (2.7%)
AdvanSix, Inc.	1,690	71,132
American Vanguard Corp.	1,350	20,480
Ashland Global Holdings, Inc.	3,300	316,932
Avient Corp.	5,620	279,707
Balchem Corp.	1,915	281,390
Cabot Corp.	3,240	178,168
Chemours Co. (The)	9,910	324,156
Ferro Corp.(a)	4,310	93,958
FutureFuel Corp.	1,390	10,842
GCP Applied Technologies, Inc.(a)	3,440	109,736
H.B. Fuller Co.	3,080	221,052
Hawkins, Inc.	960	35,827
Ingevity Corp.(a)	2,380	156,866
Innospec, Inc.	1,260	117,130
Koppers Holdings, Inc.(a)	1,350	40,338
Kraton Corp.(a)	2,010	93,224
Livent Corp.(a)	9,970	229,410
Minerals Technologies, Inc.	1,820	127,345
NewMarket Corp.	339	114,606
Olin Corp.	8,540	432,722
Quaker Chemical Corp.	740	154,786
	Shares	Value
Rayonier Advanced Materials, Inc.(a)	4,493	$27,991
RPM International, Inc.	7,750	686,727
Scotts Miracle-Gro Co. (The)	2,350	355,320
Sensient Technologies Corp.	2,450	207,613
Stepan Co.	1,180	129,989
Tredegar Corp.	2,040	23,970
Trinseo PLC	2,230	119,394
Valvoline, Inc.	11,176	368,137
		5,328,948
COMMERCIAL SERVICES & SUPPLIES (1.7%)
ABM Industries, Inc.	4,130	172,180
Brady Corp., Class A	2,820	146,414
Brink's Co. (The)	2,940	205,153
Clean Harbors, Inc.(a)	3,000	277,650
Corecivic, Inc.(a)	7,688	77,726
Deluxe Corp.	2,730	82,173
Geo Group, Inc. (The)(a)	8,224	55,348
Harsco Corp.(a)	5,250	82,425
Healthcare Services Group, Inc.	4,472	81,346
HNI Corp.	2,680	112,399
IAA, Inc.(a)	8,460	388,568
Interface, Inc.	3,860	51,184
KAR Auction Services, Inc.(a)	7,650	108,783
Matthews International Corp., Class A	2,160	75,859
MillerKnoll, Inc.	4,660	179,969
MSA Safety, Inc.	2,150	295,410
Pitney Bowes, Inc.	11,310	69,670
Stericycle, Inc.(a)	5,680	333,643
Tetra Tech, Inc.	3,170	441,232
U.S. Ecology, Inc.(a)	1,990	56,874
UniFirst Corp.	800	152,072
Viad Corp.(a)	1,420	53,491
		3,499,569
COMMUNICATIONS EQUIPMENT (1.1%)
ADTRAN, Inc.	2,480	47,641
CalAmp Corp.(a)	4,110	24,413
Calix, Inc.(a)	3,320	166,930
Ciena Corp.(a)	9,410	623,977
Comtech Telecommunications Corp.	1,710	34,764
Digi International, Inc.(a)	2,130	47,584
Extreme Networks, Inc.(a)	8,160	103,550
Harmonic, Inc.(a)	6,990	75,212
Lumentum Holdings, Inc.(a)	4,265	432,812
NETGEAR, Inc.(a)	1,810	50,083
NetScout Systems, Inc.(a)	4,450	140,398
Plantronics, Inc.(a)	2,730	72,755

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ViaSat, Inc.(a)	4,330	$190,607
Viavi Solutions, Inc.(a)	15,250	251,015
		2,261,741
CONSTRUCTION & ENGINEERING (1.2%)
AECOM	8,522	589,126
Arcosa, Inc.	2,773	129,388
Comfort Systems USA, Inc.	2,140	192,129
Dycom Industries, Inc.(a)	1,720	144,979
EMCOR Group, Inc.	3,050	363,591
Fluor Corp.(a)	8,500	178,840
Granite Construction, Inc.	2,780	100,024
MasTec, Inc.(a)	3,340	287,674
MYR Group, Inc.(a)	900	84,627
NV5 Global, Inc.(a)	720	75,305
Valmont Industries, Inc.	1,140	247,642
		2,393,325
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc.	2,270	331,080
CONSUMER FINANCE (0.7%)
Encore Capital Group, Inc.(a)	1,520	98,040
Enova International, Inc.(a)	2,333	93,973
EZCORP, Inc., Class A(a)	4,470	26,686
FirstCash Holdings, Inc.	2,508	174,808
Green Dot Corp., Class A(a)	3,400	107,814
LendingTree, Inc.(a)	662	80,658
Navient Corp.	9,950	173,429
PRA Group, Inc.(a)	2,770	128,805
PROG Holdings, Inc.(a)	3,630	144,510
SLM Corp.	18,200	333,788
World Acceptance Corp.(a)	230	43,465
		1,405,976
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.	5,420	635,766
Greif, Inc., Class A	1,570	92,881
Myers Industries, Inc.	1,870	33,791
O-I Glass, Inc.(a)	9,590	127,643
Silgan Holdings, Inc.	5,620	251,664
Sonoco Products Co.	5,980	338,707
		1,480,452
DIVERSIFIED CONSUMER SERVICES (0.8%)
Adtalem Global Education, Inc.(a)	3,560	104,735
American Public Education, Inc.(a)	1,300	27,807
Graham Holdings Co., Class B	217	129,141
Grand Canyon Education, Inc.(a)	2,540	212,547
	Shares	Value
H&R Block, Inc.	11,760	$268,834
Perdoceo Education Corp.(a)	5,420	59,728
Service Corp. International	10,170	627,693
Strategic Education, Inc.	1,449	86,447
WW International, Inc.(a)	3,710	46,746
		1,563,678
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Voya Financial, Inc.	6,540	444,458
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
ATN International, Inc.	680	26,982
Cogent Communications Holdings, Inc.	2,710	172,383
Consolidated Communications Holdings, Inc.(a)	6,340	45,585
Iridium Communications, Inc.(a)	8,200	294,216
		539,166
ELECTRIC UTILITIES (0.8%)
ALLETE, Inc.	3,370	215,107
Hawaiian Electric Industries, Inc.	6,820	289,850
IDACORP, Inc.	3,120	343,887
OGE Energy Corp.	12,900	489,168
PNM Resources, Inc.	5,510	246,903
		1,584,915
ELECTRICAL EQUIPMENT (1.4%)
Acuity Brands, Inc.	1,990	381,145
AZZ, Inc.	1,470	69,943
Encore Wire Corp.	1,110	125,086
EnerSys	2,310	173,088
Hubbell, Inc.	3,040	569,361
nVent Electric PLC	9,720	336,215
Powell Industries, Inc.	740	22,096
Regal Rexnord Corp.	3,900	618,072
Sunrun, Inc.(a)	12,460	323,088
Vicor Corp.(a)	1,310	123,572
		2,741,666
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.4%)
Advanced Energy Industries, Inc.	2,180	187,872
Arlo Technologies, Inc.(a)	5,581	48,499
Arrow Electronics, Inc.(a)	3,950	489,800
Avnet, Inc.	11,350	458,086
Badger Meter, Inc.	3,800	384,446
Belden, Inc.	2,690	150,506
Benchmark Electronics, Inc.	2,340	56,488
Cognex Corp.	13,460	894,552

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Coherent, Inc.(a)	2,204	$569,690
CTS Corp.	7,800	261,690
ePlus, Inc.(a)	1,520	69,874
Fabrinet(a)	2,170	245,557
FARO Technologies, Inc.(a)	1,130	61,370
II-VI, Inc.(a)	6,311	400,117
Insight Enterprises, Inc.(a)	4,120	387,898
Itron, Inc.(a)	6,000	372,000
Jabil, Inc.	8,690	534,348
Knowles Corp.(a)	5,710	121,109
Littelfuse, Inc.	1,305	352,311
Methode Electronics, Inc.	6,790	298,964
National Instruments Corp.	13,265	546,783
OSI Systems, Inc.(a)	3,320	275,361
PC Connection, Inc.	730	31,646
Plexus Corp.(a)	3,910	303,103
Rogers Corp.(a)	1,100	300,245
Sanmina Corp.(a)	3,930	148,633
ScanSource, Inc.(a)	1,530	47,705
TD SYNNEX Corp.	2,498	261,216
TTM Technologies, Inc.(a)	7,740	104,180
Vishay Intertechnology, Inc.	8,280	171,479
Vontier Corp.	10,470	294,312
		8,829,840
ENERGY EQUIPMENT & SERVICES (0.8%)
Archrock, Inc.	10,770	90,899
Bristow Group, Inc.(a)	1,440	47,304
ChampionX Corp.(a)	12,220	273,728
Core Laboratories N.V.	2,630	70,142
DMC Global, Inc.(a)	1,040	41,954
Dril-Quip, Inc.(a)	1,350	34,142
Helix Energy Solutions Group, Inc.(a)	12,550	44,301
Helmerich & Payne, Inc.	5,890	169,043
Nabors Industries Ltd.(a)	338	34,986
NOV, Inc.	21,080	346,134
Oceaneering International, Inc.(a)	5,950	77,528
Oil States International, Inc.(a)	5,450	34,172
Patterson-UTI Energy, Inc.	13,040	129,878
ProPetro Holding Corp.(a)	6,670	70,102
RPC, Inc.(a)	9,800	57,918
U.S. Silica Holdings, Inc.(a)	4,660	44,503
		1,566,734
ENTERTAINMENT (0.1%)
Cinemark Holdings, Inc.(a)	6,810	102,831
	Shares	Value
Marcus Corp. (The)(a)	1,710	$28,813
World Wrestling Entertainment, Inc., Class A	2,870	143,328
		274,972
EQUITY REAL ESTATE INVESTMENT TRUSTS (8.9%)
Acadia Realty Trust	5,897	116,702
Agree Realty Corp.	4,770	311,863
Alexander & Baldwin, Inc.	4,923	112,983
American Assets Trust, Inc.	3,540	127,334
American Campus Communities, Inc.	9,030	471,908
Apartment Income REIT Corp.	9,980	527,144
Armada Hoffler Properties, Inc.	4,940	69,308
Brandywine Realty Trust	8,970	115,354
Brixmor Property Group, Inc.	19,130	485,137
Camden Property Trust	6,250	1,000,562
CareTrust REIT, Inc.	5,808	123,188
Centerspace	940	89,657
Chatham Lodging Trust(a)	2,050	27,203
Corporate Office Properties Trust	7,210	182,125
CyrusOne, Inc.	7,700	691,845
DiamondRock Hospitality Co.(a)	14,060	131,461
Diversified Healthcare Trust	20,840	63,562
Douglas Emmett, Inc.	11,530	359,967
Easterly Government Properties, Inc.	5,040	105,689
EastGroup Properties, Inc.	2,500	499,775
EPR Properties	4,610	202,702
Essential Properties Realty Trust, Inc.	7,610	202,045
First Industrial Realty Trust, Inc.	8,570	520,885
Four Corners Property Trust, Inc.	5,927	160,444
Franklin Street Properties Corp.	3,260	18,093
Getty Realty Corp.	2,470	73,285
Global Net Lease, Inc.	5,720	82,025
Healthcare Realty Trust, Inc.	10,150	314,853
Hersha Hospitality Trust(a)	2,750	24,805
Highwoods Properties, Inc.	7,270	313,482
Hudson Pacific Properties, Inc.	9,340	220,704
Independence Realty Trust, Inc.	6,360	146,216
Industrial Logistics Properties Trust	4,080	93,554
Innovative Industrial Properties, Inc.	1,470	291,339
iStar, Inc.	4,860	104,344
JBG Smith Properties	7,540	206,596
Kilroy Realty Corp.	9,720	622,080
Kite Realty Group Trust	13,285	277,391
Lamar Advertising Co., Class A	5,180	573,737
Life Storage, Inc.	5,110	689,594

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
LTC Properties, Inc.	2,760	$99,553
LXP Industrial Trust	15,915	236,974
Macerich Co. (The)	25,299	418,445
National Retail Properties, Inc.	11,410	506,376
National Storage Affiliates Trust	5,340	328,730
NexPoint Residential Trust, Inc.	1,580	125,294
Office Properties Income Trust	3,047	77,638
Omega Healthcare Investors, Inc.	15,226	479,314
Orion Office REIT, Inc.(a)	3,380	56,243
Park Hotels & Resorts, Inc.(a)	14,674	267,067
Pebblebrook Hotel Trust	8,486	183,722
PotlatchDeltic Corp.	4,352	234,094
PS Business Parks, Inc.	1,290	215,378
Rayonier, Inc.	8,920	325,937
Retail Opportunity Investments Corp.	8,910	165,102
Rexford Industrial Realty, Inc.	9,670	707,554
RPT Realty	4,060	51,237
Sabra Health Care REIT, Inc.	12,749	173,514
Safehold, Inc.	970	60,043
Saul Centers, Inc.	970	47,899
Service Properties Trust	8,860	75,753
SITE Centers Corp.	11,650	172,536
SL Green Realty Corp.	3,980	288,658
Spirit Realty Capital, Inc.	8,000	379,680
STORE Capital Corp.	16,090	510,214
Summit Hotel Properties, Inc.(a)	8,030	75,643
Tanger Factory Outlet Centers, Inc.	6,800	115,668
Uniti Group, Inc.	15,294	184,446
Urban Edge Properties	6,590	120,202
Urstadt Biddle Properties, Inc., Class A	2,370	46,665
Veris Residential, Inc.(a)	5,020	82,830
Washington Real Estate Investment Trust	5,140	126,547
Whitestone REIT	1,040	10,618
Xenia Hotels & Resorts, Inc.(a)	7,450	129,183
		17,829,698
FOOD & STAPLES RETAILING (0.6%)
Andersons, Inc. (The)	2,005	76,391
BJ's Wholesale Club Holdings, Inc.(a)	8,270	508,357
Chefs' Warehouse, Inc. (The)(a)	2,200	65,648
Grocery Outlet Holding Corp.(a)	5,650	143,397
PriceSmart, Inc.	1,540	109,971
SpartanNash Co.	2,424	59,558
Sprouts Farmers Market, Inc.(a)	7,460	202,464
United Natural Foods, Inc.(a)	3,500	135,730
		1,301,516
	Shares	Value
FOOD PRODUCTS (1.7%)
B&G Foods, Inc.	4,180	$129,998
Calavo Growers, Inc.	1,180	48,864
Cal-Maine Foods, Inc.	2,600	101,400
Darling Ingredients, Inc.(a)	9,630	614,105
Flowers Foods, Inc.	12,403	348,897
Fresh Del Monte Produce, Inc.	2,440	67,905
Hain Celestial Group, Inc. (The)(a)	5,670	207,125
Ingredion, Inc.	3,910	370,277
J & J Snack Foods Corp.	880	133,487
John B. Sanfilippo & Son, Inc.	500	39,550
Lancaster Colony Corp.	1,170	185,761
Pilgrim's Pride Corp.(a)	3,660	102,370
Post Holdings, Inc.(a)	3,485	368,783
Sanderson Farms, Inc.	1,240	228,160
Seneca Foods Corp., Class A(a)	440	20,570
Simply Good Foods Co. (The)(a)	5,330	187,776
Tootsie Roll Industries, Inc.	1,015	34,459
TreeHouse Foods, Inc.(a)	3,630	140,590
		3,330,077
GAS UTILITIES (1.1%)
Chesapeake Utilities Corp.	990	134,848
National Fuel Gas Co.	5,420	329,156
New Jersey Resources Corp.	6,230	250,508
Northwest Natural Holding Co.	1,440	68,170
ONE Gas, Inc.	3,390	264,047
South Jersey Industries, Inc.	6,750	168,885
Southwest Gas Holdings, Inc.	3,500	238,630
Spire, Inc.	3,350	220,832
UGI Corp.	12,880	584,108
		2,259,184
HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
AngioDynamics, Inc.(a)	2,440	52,777
Artivion, Inc.(a)	2,660	47,348
Avanos Medical, Inc.(a)	3,140	95,016
BioLife Solutions, Inc.(a)	1,960	58,486
Cardiovascular Systems, Inc.(a)	2,550	44,804
CONMED Corp.	1,760	242,141
Cutera, Inc.(a)	1,020	37,138
Envista Holdings Corp.(a)	10,070	435,427
Glaukos Corp.(a)	2,840	151,202
Globus Medical, Inc., Class A(a)	4,900	326,977
Haemonetics Corp.(a)	3,150	152,303
Heska Corp.(a)	630	86,675

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ICU Medical, Inc.(a)	1,194	$254,752
Inogen, Inc.(a)	1,300	38,649
Integer Holdings Corp.(a)	2,010	157,604
Integra LifeSciences Holdings Corp.(a)	4,790	310,105
Lantheus Holdings, Inc.(a)	4,285	108,882
LeMaitre Vascular, Inc.	1,310	55,426
LivaNova PLC(a)	3,180	238,850
Masimo Corp.(a)	3,020	664,007
Meridian Bioscience, Inc.(a)	2,800	58,380
Merit Medical Systems, Inc.(a)	3,325	184,371
Mesa Laboratories, Inc.	300	85,299
Natus Medical, Inc.(a)	2,130	49,075
Neogen Corp.(a)	6,678	243,547
NuVasive, Inc.(a)	3,220	167,472
OraSure Technologies, Inc.(a)	3,830	33,896
Orthofix Medical, Inc.(a)	1,110	33,744
Penumbra, Inc.(a)	2,070	467,841
Quidel Corp.(a)	2,290	236,694
STAAR Surgical Co.(a)	2,870	208,706
Surmodics, Inc.(a)	870	39,742
Tactile Systems Technology, Inc.(a)	1,420	22,393
Tandem Diabetes Care, Inc.(a)	3,850	454,723
Varex Imaging Corp.(a)	2,360	61,596
Zynex, Inc.	2,013	15,943
		5,921,991
HEALTH CARE PROVIDERS & SERVICES (2.8%)
Acadia Healthcare Co., Inc.(a)	5,600	294,840
Addus HomeCare Corp.(a)	1,040	83,023
Amedisys, Inc.(a)	1,949	263,310
AMN Healthcare Services, Inc.(a)	2,860	289,833
Apollo Medical Holdings, Inc.(a)	2,330	119,948
Chemed Corp.	901	422,488
CorVel Corp.(a)	620	109,194
Covetrus, Inc.(a)	6,590	119,081
Cross Country Healthcare, Inc.(a)	2,380	51,194
Encompass Health Corp.	6,370	395,195
Ensign Group, Inc. (The)	3,320	250,428
Fulgent Genetics, Inc.(a)	1,210	77,283
Hanger, Inc.(a)	2,770	50,220
HealthEquity, Inc.(a)	5,030	268,803
Joint Corp. (The)(a)	940	50,798
LHC Group, Inc.(a)	1,920	238,272
ModivCare, Inc.(a)	760	88,107
Molina Healthcare, Inc.(a)	3,465	1,006,513
Option Care Health, Inc.(a)	9,030	211,031
Owens & Minor, Inc.	4,565	192,141
	Shares	Value
Patterson Cos., Inc.	5,780	$165,828
Pennant Group, Inc. (The)(a)	1,955	32,492
Progyny, Inc.(a)	4,350	176,175
R1 RCM, Inc.(a)	9,020	214,496
RadNet, Inc.(a)	3,160	81,370
Select Medical Holdings Corp.	7,470	173,528
Tivity Health, Inc.(a)	2,553	64,948
U.S. Physical Therapy, Inc.	820	79,351
		5,569,890
HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions, Inc.(a)	7,896	159,657
Computer Programs and Systems, Inc.(a)	890	25,205
HealthStream, Inc.(a)	1,710	41,638
NextGen Healthcare, Inc.(a)	4,380	84,578
Omnicell, Inc.(a)	2,640	396,370
OptimizeRx Corp.(a)	1,210	54,365
Simulations Plus, Inc.	1,100	46,772
Tabula Rasa HealthCare, Inc.(a)	1,710	18,451
		827,036
HOTELS, RESTAURANTS & LEISURE (1.6%)
Choice Hotels International, Inc.	2,220	318,348
Cracker Barrel Old Country Store, Inc.	1,510	179,901
Dine Brands Global, Inc.	1,190	80,742
El Pollo Loco Holdings, Inc.(a)	2,780	37,085
Fiesta Restaurant Group, Inc.(a)	1,990	18,845
Jack in the Box, Inc.	1,460	132,933
Marriott Vacations Worldwide Corp.	2,576	418,291
Papa John's International, Inc.	2,090	258,010
Shake Shack, Inc., Class A(a)	2,540	167,818
Six Flags Entertainment Corp.(a)	5,240	206,928
Travel + Leisure Co.	5,660	321,488
Wendy's Co. (The)	13,320	306,760
Wingstop, Inc.	1,860	285,045
Wyndham Hotels & Resorts, Inc.	6,010	504,539
		3,236,733
HOUSEHOLD DURABLES (2.1%)
Cavco Industries, Inc.(a)	490	132,026
Century Communities, Inc.	1,870	123,140
Ethan Allen Interiors, Inc.	1,690	42,605
Helen of Troy Ltd.(a)	1,410	295,155
Installed Building Products, Inc.	1,490	165,077
iRobot Corp.(a)	1,660	108,763
KB Home	5,740	242,515
La-Z-Boy, Inc.	2,770	101,687

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Leggett & Platt, Inc.	8,050	$320,793
LGI Homes, Inc.(a)	1,310	163,108
M.D.C Holdings, Inc.	4,213	213,557
M/I Homes, Inc.(a)	1,960	103,860
Meritage Homes Corp.(a)	2,240	228,547
Taylor Morrison Home Corp.(a)	8,022	246,195
Tempur Sealy International, Inc.	11,940	475,331
Toll Brothers, Inc.	7,340	432,840
TopBuild Corp.(a)	1,960	455,994
Tri Pointe Homes, Inc.(a)	7,910	188,337
Tupperware Brands Corp.(a)	3,130	48,265
Universal Electronics, Inc.(a)	870	30,876
		4,118,671
HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Co.(a)	490	22,731
Central Garden & Pet Co., Class A(a)	2,790	120,891
Energizer Holdings, Inc.	4,160	156,457
WD-40 Co.	792	176,030
		476,109
INSURANCE (3.5%)
Alleghany Corp.(a)	737	489,368
Ambac Financial Group, Inc.(a)	3,130	44,352
American Equity Investment Life Holding Co.	5,410	222,567
American Financial Group, Inc.	3,890	506,789
AMERISAFE, Inc.	960	50,419
Assured Guaranty Ltd.	4,160	221,686
Brighthouse Financial, Inc.(a)	4,680	254,826
CNO Financial Group, Inc.	8,370	208,748
eHealth, Inc.(a)	1,790	39,112
Employers Holdings, Inc.	1,790	69,989
First American Financial Corp.	6,550	488,040
Genworth Financial, Inc., Class A(a)	32,420	126,438
Hanover Insurance Group, Inc. (The)	1,950	269,022
HCI Group, Inc.	520	35,292
Horace Mann Educators Corp.	2,710	103,007
James River Group Holdings Ltd.	2,340	66,269
Kemper Corp.	3,592	215,448
Kinsale Capital Group, Inc.	1,300	260,416
Mercury General Corp.	1,810	98,935
Old Republic International Corp.	18,870	483,638
Palomar Holdings, Inc.(a)	1,510	79,653
Primerica, Inc.	2,250	347,265
ProAssurance Corp.	3,130	74,995
Reinsurance Group of America, Inc.	3,860	443,244
RenaissanceRe Holdings Ltd.	2,670	419,644
	Shares	Value
RLI Corp.	2,410	$252,520
Safety Insurance Group, Inc.	850	69,981
Selective Insurance Group, Inc.	3,610	284,829
Selectquote, Inc.(a)	7,030	51,952
SiriusPoint Ltd.(a)	12,150	102,910
Stewart Information Services Corp.	1,620	115,717
Trupanion, Inc.(a)	2,050	195,262
United Fire Group, Inc.	1,750	43,645
Universal Insurance Holdings, Inc.	2,360	40,686
Unum Group	12,610	320,042
		7,096,706
INTERACTIVE MEDIA & SERVICES (0.4%)
Cars.com, Inc.(a)	3,830	59,671
QuinStreet, Inc.(a)	3,500	56,315
TripAdvisor, Inc.(a)	6,380	173,217
Yelp, Inc.(a)	4,470	154,394
Ziff Davis, Inc.(a)	2,860	300,472
		744,069
INTERNET & DIRECT MARKETING RETAIL (0.1%)
Liquidity Services, Inc.(a)	1,830	34,825
PetMed Express, Inc.	1,470	37,970
Shutterstock, Inc.	1,410	136,728
		209,523
IT SERVICES (1.9%)
Alliance Data Systems Corp.	2,880	198,835
Concentrix Corp.	2,548	512,122
CSG Systems International, Inc.	2,130	120,920
EVERTEC, Inc.	4,250	185,470
ExlService Holdings, Inc.(a)	2,000	241,040
Genpact Ltd.	11,100	552,225
Kyndryl Holdings, Inc.(a)	11,070	186,862
LiveRamp Holdings, Inc.(a)	4,220	188,423
MAXIMUS, Inc.	3,800	293,816
Perficient, Inc.(a)	1,980	207,544
Sabre Corp.(a)	18,980	173,667
TTEC Holdings, Inc.	1,230	98,511
Unisys Corp.(a)	4,120	75,190
Western Union Co. (The)	23,700	448,167
WEX, Inc.(a)	2,602	418,870
		3,901,662
LEISURE PRODUCTS (1.1%)
Brunswick Corp.	4,500	408,555
Callaway Golf Co.(a)	7,640	182,290
Mattel, Inc.(a)	21,560	451,035

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Polaris, Inc.	3,330	$374,925
Sturm Ruger & Co., Inc.	1,100	73,953
Vista Outdoor, Inc.(a)	3,530	136,187
YETI Holdings, Inc.(a)	8,060	528,575
		2,155,520
LIFE SCIENCES TOOLS & SERVICES (1.0%)
Bruker Corp.	6,250	416,250
Medpace Holdings, Inc.(a)	1,710	303,457
NeoGenomics, Inc.(a)	7,740	174,460
Repligen Corp.(a)	3,050	604,937
Syneos Health, Inc.(a)	6,240	565,094
		2,064,198
MACHINERY (4.8%)
AGCO Corp.	3,510	411,372
Alamo Group, Inc.	370	52,114
Albany International Corp., Class A	1,870	156,538
Astec Industries, Inc.	1,290	81,644
Barnes Group, Inc.	2,990	135,058
Chart Industries, Inc.(a)	2,080	253,490
CIRCOR International, Inc.(a)	1,050	29,158
Colfax Corp.(a)	8,230	338,418
Crane Co.	2,870	297,074
Donaldson Co., Inc.	7,660	426,356
Enerpac Tool Group Corp.	3,220	57,477
EnPro Industries, Inc.	1,120	117,622
ESCO Technologies, Inc.	1,470	117,277
Federal Signal Corp.	3,710	144,764
Flowserve Corp.	8,180	266,832
Franklin Electric Co., Inc.	2,340	203,112
Graco, Inc.	10,330	749,545
Greenbrier Cos., Inc. (The)	2,060	83,142
Hillenbrand, Inc.	4,550	211,484
ITT, Inc.	5,020	461,438
John Bean Technologies Corp.	1,805	243,675
Kennametal, Inc.	5,110	176,653
Lincoln Electric Holdings, Inc.	3,390	433,377
Lindsay Corp.	540	68,175
Meritor, Inc.(a)	4,300	99,115
Middleby Corp. (The)(a)	3,240	600,048
Mueller Industries, Inc.	3,460	178,744
Nordson Corp.	3,120	725,525
Oshkosh Corp.	3,860	439,306
Proto Labs, Inc.(a)	1,640	82,295
SPX Corp.(a)	2,730	142,451
SPX FLOW, Inc.	2,570	221,534
Standex International Corp.	600	59,610
	Shares	Value
Tennant Co.	980	$75,627
Terex Corp.	4,240	176,893
Timken Co. (The)	4,270	285,236
Titan International, Inc.(a)	3,580	34,905
Toro Co. (The)	6,270	605,556
Trinity Industries, Inc.	5,430	156,004
Wabash National Corp.	3,350	65,727
Watts Water Technologies, Inc., Class A	1,560	239,008
		9,703,379
MARINE (0.2%)
Kirby Corp.(a)	3,490	227,478
Matson, Inc.	2,470	241,220
		468,698
MEDIA (0.9%)
AMC Networks, Inc., Class A(a)	1,770	75,455
Cable One, Inc.	284	438,703
EW Scripps Co. (The), Class A(a)	4,230	86,715
Gannett Co., Inc.(a)	9,232	44,868
John Wiley & Sons, Inc., Class A	2,810	142,608
Loyalty Ventures, Inc.(a)	1,512	44,317
New York Times Co. (The), Class A	10,350	414,310
Scholastic Corp.	2,000	82,040
TechTarget, Inc.(a)	1,660	137,680
TEGNA, Inc.	13,970	270,459
Thryv Holdings, Inc.(a)	1,120	36,322
		1,773,477
METALS & MINING (2.1%)
Alcoa Corp.	10,960	621,542
Allegheny Technologies, Inc.(a)	7,680	140,467
Arconic Corp.(a)	6,430	198,880
Carpenter Technology Corp.	2,900	83,288
Century Aluminum Co.(a)	3,330	51,082
Cleveland-Cliffs, Inc.(a)	27,858	477,486
Commercial Metals Co.	7,210	241,102
Compass Minerals International, Inc.	2,030	108,402
Haynes International, Inc.	650	24,453
Kaiser Aluminum Corp.	750	71,812
Materion Corp.	1,200	99,420
Olympic Steel, Inc.	700	14,903
Reliance Steel & Aluminum Co.	3,440	525,907
Royal Gold, Inc.	3,820	387,921
Steel Dynamics, Inc.	11,180	620,714
SunCoke Energy, Inc.	6,340	43,429
TimkenSteel Corp.(a)	2,885	40,477
United States Steel Corp.	16,490	341,673

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Warrior Met Coal, Inc.	3,140	$82,268
Worthington Industries, Inc.	2,010	108,902
		4,284,128
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apollo Commercial Real Estate Finance, Inc.	9,200	125,580
Armour Residential REIT, Inc.	3,580	33,580
Ellington Financial, Inc.	2,800	49,756
Franklin BSP Realty Trust, Inc.	2,986	40,221
Granite Point Mortgage Trust, Inc.	3,550	42,955
Invesco Mortgage Capital, Inc.	14,479	38,804
KKR Real Estate Finance Trust, Inc.	3,250	69,355
New York Mortgage Trust, Inc.	22,570	84,638
Pennymac Mortgage Investment Trust	6,300	112,266
Ready Capital Corp.	4,730	67,355
Redwood Trust, Inc.	7,420	91,489
Two Harbors Investment Corp.	16,750	96,312
		852,311
MULTILINE RETAIL (0.7%)
Big Lots, Inc.	2,030	85,077
Kohl's Corp.	8,850	528,434
Macy's, Inc.	18,840	482,304
Nordstrom, Inc.(a)	7,120	160,200
Ollie's Bargain Outlet Holdings, Inc.(a)	3,760	180,254
		1,436,269
MULTI-UTILITIES (0.5%)
Avista Corp.	4,270	189,844
Black Hills Corp.	4,180	283,153
MDU Resources Group, Inc.	12,060	354,203
NorthWestern Corp.	3,460	201,095
Unitil Corp.	900	42,246
		1,070,541
OIL, GAS & CONSUMABLE FUELS (2.6%)
Antero Midstream Corp.	20,950	208,453
Callon Petroleum Co.(a)	2,735	135,218
Civitas Resources, Inc.	4,160	226,720
CNX Resources Corp.(a)	13,210	195,904
CONSOL Energy, Inc.(a)	2,177	47,328
Dorian LPG Ltd.	1,410	16,765
DT Midstream, Inc.	5,990	309,683
EQT Corp.(a)	18,320	389,300
Equitrans Midstream Corp.	24,280	196,911
Green Plains, Inc.(a)	3,320	101,393
HollyFrontier Corp.	9,240	324,878
	Shares	Value
Laredo Petroleum, Inc.(a)	827	$55,541
Matador Resources Co.	6,410	286,976
Murphy Oil Corp.	8,700	274,920
Par Pacific Holdings, Inc.(a)	3,510	49,491
PBF Energy, Inc., Class A(a)	6,400	101,376
PDC Energy, Inc.	5,438	322,310
Range Resources Corp.(a)	15,170	292,023
Ranger Oil Corp., Class A(a)	1,380	42,794
Renewable Energy Group, Inc.(a)	3,000	120,780
REX American Resources Corp.(a)	220	21,215
SM Energy Co.	7,100	232,951
Southwestern Energy Co.(a)	57,540	253,176
Talos Energy, Inc.(a)	3,750	39,900
Targa Resources Corp.	13,480	796,398
World Fuel Services Corp.	3,790	106,916
		5,149,320
PAPER & FOREST PRODUCTS (0.3%)
Clearwater Paper Corp.(a)	1,050	33,201
Glatfelter Corp.	3,040	52,774
Louisiana-Pacific Corp.	5,220	346,817
Mercer International, Inc.	4,510	54,797
Neenah, Inc.	950	43,795
Sylvamo Corp.(a)	2,360	70,304
		601,688
PERSONAL PRODUCTS (0.4%)
Coty, Inc., Class A(a)	20,900	177,232
Edgewell Personal Care Co.	3,380	154,804
elf Beauty, Inc.(a)	2,700	79,812
Inter Parfums, Inc.	1,130	111,836
Medifast, Inc.	690	137,110
Nu Skin Enterprises, Inc., Class A	3,130	150,835
USANA Health Sciences, Inc.(a)	700	66,906
		878,535
PHARMACEUTICALS (0.9%)
Amphastar Pharmaceuticals, Inc.(a)	3,210	74,119
ANI Pharmaceuticals, Inc.(a)	800	32,336
Cara Therapeutics, Inc.(a)	2,880	33,350
Collegium Pharmaceutical, Inc.(a)	2,440	43,554
Harmony Biosciences Holdings, Inc.(a)	1,420	50,921
Innoviva, Inc.(a)	4,480	71,814
Jazz Pharmaceuticals PLC(a)	3,590	498,687
Nektar Therapeutics(a)	10,740	119,429
Pacira BioSciences, Inc.(a)	2,760	173,245
Perrigo Co. PLC	8,320	316,743

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Phibro Animal Health Corp., Class A	1,400	$27,020
Prestige Consumer Healthcare, Inc.(a)	3,180	179,511
Supernus Pharmaceuticals, Inc.(a)	3,490	107,667
		1,728,396
PROFESSIONAL SERVICES (1.8%)
ASGN, Inc.(a)	3,030	348,056
CACI International, Inc., Class A(a)	1,337	330,854
Exponent, Inc.	3,100	294,438
Forrester Research, Inc.(a)	780	42,916
FTI Consulting, Inc.(a)	2,040	297,453
Heidrick & Struggles International, Inc.	1,020	44,645
Insperity, Inc.	2,160	232,265
KBR, Inc.	8,760	380,184
Kelly Services, Inc., Class A	14,440	246,635
Korn Ferry	3,280	217,726
ManpowerGroup, Inc.	5,030	527,496
ManTech International Corp., Class A	1,680	121,363
Resources Connection, Inc.	2,440	42,529
Science Applications International Corp.	3,464	284,152
TrueBlue, Inc.(a)	9,980	265,468
		3,676,180
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Douglas Elliman, Inc.(a)	2,230	17,305
Jones Lang LaSalle, Inc.(a)	3,758	942,469
Marcus & Millichap, Inc.(a)	1,880	88,003
RE/MAX Holdings, Inc., Class A	930	27,677
Realogy Holdings Corp.(a)	7,430	122,595
St Joe Co. (The)	2,250	109,147
		1,307,196
ROAD & RAIL (1.5%)
ArcBest Corp.	1,500	132,660
Avis Budget Group, Inc.(a)	2,340	412,261
Heartland Express, Inc.	2,983	44,626
Knight-Swift Transportation Holdings, Inc.	10,000	565,800
Landstar System, Inc.	2,190	350,400
Marten Transport Ltd.	5,189	86,604
Ryder System, Inc.	5,790	423,770
Saia, Inc.(a)	1,530	434,948
Werner Enterprises, Inc.	4,020	179,252
XPO Logistics, Inc.(a)	6,010	397,682
		3,028,003
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Amkor Technology, Inc.	6,260	137,845
Axcelis Technologies, Inc.(a)	2,020	126,472
	Shares	Value
Azenta, Inc.	4,440	$374,470
CEVA, Inc.(a)	1,400	52,738
Cirrus Logic, Inc.(a)	3,380	302,307
CMC Materials, Inc.	1,620	293,026
Cohu, Inc.(a)	3,030	99,929
Diodes, Inc.(a)	2,650	245,893
First Solar, Inc.(a)	5,830	456,955
FormFactor, Inc.(a)	4,660	199,168
Ichor Holdings Ltd.(a)	1,700	72,114
Kulicke & Soffa Industries, Inc.	3,640	199,072
Lattice Semiconductor Corp.(a)	8,210	453,356
MaxLinear, Inc.(a)	4,270	256,285
MKS Instruments, Inc.	3,100	481,523
Onto Innovation, Inc.(a)	2,839	259,882
PDF Solutions, Inc.(a)	1,850	55,001
Photronics, Inc.(a)	3,790	67,765
Power Integrations, Inc.	3,570	288,135
Rambus, Inc.(a)	6,750	170,437
Semtech Corp.(a)	3,800	270,180
Silicon Laboratories, Inc.(a)	2,270	374,981
SiTime Corp.(a)	890	207,450
SMART Global Holdings, Inc.(a)	1,410	80,878
SunPower Corp.(a)	5,220	87,592
Synaptics, Inc.(a)	2,280	479,598
Ultra Clean Holdings, Inc.(a)	2,790	140,672
Universal Display Corp.	3,880	595,619
Veeco Instruments, Inc.(a)	3,049	83,817
Wolfspeed, Inc.(a)	6,790	639,890
		7,553,050
SOFTWARE (3.5%)
8x8, Inc.(a)	7,020	107,757
ACI Worldwide, Inc.(a)	7,240	248,839
Agilysys, Inc.(a)	1,330	50,620
Alarm.com Holdings, Inc.(a)	2,900	216,253
Aspen Technology, Inc.(a)	3,940	591,630
Blackbaud, Inc.(a)	2,560	174,438
Bottomline Technologies DE, Inc.(a)	2,490	140,411
CDK Global, Inc.	7,470	320,986
Cerence, Inc.(a)	2,290	145,392
CommVault Systems, Inc.(a)	2,770	186,864
Consensus Cloud Solutions, Inc.(a)	950	53,865
Digital Trubine, Inc.(a)	5,390	237,969
Ebix, Inc.	1,630	49,536
Envestnet, Inc.(a)	3,460	255,832
Fair Isaac Corp.(a)	1,598	790,994
InterDigital, Inc.	1,830	126,325

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
LivePerson, Inc.(a)	4,190	$125,155
Manhattan Associates, Inc.(a)	3,710	496,658
Mimecast Ltd.(a)	3,830	305,289
NCR Corp.(a)	8,220	312,853
OneSpan, Inc.(a)	2,560	41,114
Paylocity Holding Corp.(a)	2,330	475,273
Progress Software Corp.	2,750	125,153
Qualys, Inc.(a)	2,010	257,561
Sailpoint Technologies Holdings, Inc.(a)	5,850	226,337
SPS Commerce, Inc.(a)	2,140	265,039
Teradata Corp.(a)	6,560	264,630
Vonage Holdings Corp.(a)	15,540	323,854
Xperi Holding Corp.	6,239	105,252
		7,021,879
SPECIALTY RETAIL (3.6%)
Aaron's Co., Inc. (The)	2,165	45,833
Abercrombie & Fitch Co., Class A(a)	3,810	148,590
American Eagle Outfitters, Inc.	9,910	226,245
America's Car-Mart, Inc.(a)	380	36,070
Asbury Automotive Group, Inc.(a)	1,380	222,139
AutoNation, Inc.(a)	2,470	269,230
Barnes & Noble Education, Inc.(a)	2,970	17,879
Bed Bath & Beyond, Inc.(a)	6,620	107,509
Boot Barn Holdings, Inc.(a)	1,790	164,626
Buckle, Inc. (The)	2,055	77,350
Caleres, Inc.	2,455	58,871
Cato Corp. (The), Class A	1,420	23,458
Chico's FAS, Inc.(a)	8,030	37,821
Children's Place, Inc. (The)(a)	800	56,600
Conn's, Inc.(a)	1,590	38,589
Designer Brands, Inc., Class A(a)	4,540	59,792
Dick's Sporting Goods, Inc.	3,840	443,136
Five Below, Inc.(a)	3,330	546,120
Foot Locker, Inc.	5,630	251,548
GameStop Corp., Class A(a)	3,640	396,505
Genesco, Inc.(a)	810	52,107
Group 1 Automotive, Inc.	2,190	371,884
Guess?, Inc.	2,710	62,384
Haverty Furniture Cos., Inc.	1,190	35,129
Hibbett, Inc.	930	57,335
Lithia Motors, Inc., Class A	1,790	522,913
Lumber Liquidators Holdings, Inc.(a)	2,090	30,180
MarineMax, Inc.(a)	1,410	66,355
Monro, Inc.	2,265	112,638
ODP Corp. (The)(a)	2,878	127,294
Rent-A-Center, Inc.	3,950	166,492
	Shares	Value
RH(a)	1,040	$418,933
Sally Beauty Holdings, Inc.(a)	7,200	123,624
Shoe Carnival, Inc.	1,370	46,799
Signet Jewelers Ltd.	3,130	269,587
Sleep Number Corp.(a)	1,460	104,390
Sonic Automotive, Inc., Class A	1,620	82,636
Urban Outfitters, Inc.(a)	4,430	127,230
Victoria's Secret & Co.(a)	4,430	247,327
Williams-Sonoma, Inc.	5,640	905,446
Zumiez, Inc.(a)	1,460	65,627
		7,224,221
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.2%)
3D Systems Corp.(a)	7,700	137,830
Diebold Nixdorf, Inc.(a)	5,640	52,678
Xerox Holdings Corp.	9,210	194,423
		384,931
TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Capri Holdings Ltd.(a)	8,910	535,224
Carter's, Inc.	2,450	228,144
Columbia Sportswear Co.	4,300	399,341
Crocs, Inc.(a)	3,490	358,144
Deckers Outdoor Corp.(a)	2,230	714,113
Fossil Group, Inc.(a)	23,190	257,177
G-III Apparel Group Ltd.(a)	2,890	78,521
Hanesbrands, Inc.	20,470	329,567
Kontoor Brands, Inc.	3,020	148,856
Movado Group, Inc.	6,130	227,239
Oxford Industries, Inc.	890	73,327
Skechers USA, Inc., Class A(a)	8,460	355,320
Steven Madden Ltd.	4,875	200,557
Unifi, Inc.(a)	1,130	21,481
Vera Bradley, Inc.(a)	2,520	20,639
Wolverine World Wide, Inc.	5,130	135,894
		4,083,544
THRIFTS & MORTGAGE FINANCE (1.2%)
Axos Financial, Inc.(a)	3,410	175,615
Capitol Federal Financial, Inc.	6,050	67,337
Essent Group Ltd.	6,580	300,311
Flagstar Bancorp, Inc.	3,150	142,537
MGIC Investment Corp.	19,610	297,680
Mr. Cooper Group, Inc.(a)	4,670	187,500
New York Community Bancorp, Inc.	27,620	322,049
NMI Holdings, Inc., Class A(a)	5,270	130,380
Northfield Bancorp, Inc.	4,010	63,198

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Provident Financial Services, Inc.	3,730	$90,154
TrustCo Bank Corp. NY	800	27,120
Walker & Dunlop, Inc.	1,710	226,421
Washington Federal, Inc.	4,240	148,485
WSFS Financial Corp.	3,730	195,377
		2,374,164
TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial Technologies, Inc.	2,180	213,596
Boise Cascade Co.	2,300	161,506
DXP Enterprises, Inc.(a)	1,150	32,832
GATX Corp.	2,040	213,078
GMS, Inc.(a)	2,690	137,674
MSC Industrial Direct Co., Inc., Class A	2,820	230,225
NOW, Inc.(a)	7,140	63,475
Univar Solutions, Inc.(a)	10,530	279,045
Veritiv Corp.(a)	810	75,395
Watsco, Inc.	1,860	525,562
		1,932,388
WATER UTILITIES (0.6%)
American States Water Co.	2,400	221,352
California Water Service Group	3,190	198,067
Essential Utilities, Inc.	14,582	710,727
Middlesex Water Co.	1,080	109,339
		1,239,485
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Shenandoah Telecommunications Co.	2,630	59,885
Telephone and Data Systems, Inc.	6,680	132,264
		192,149
TOTAL COMMON STOCKS (COST $175,095,419)		198,318,040
	Shares	Value
RIGHT (0.0%)
BIOTECHNOLOGY (0.0%)
Progenics Pharmaceuticals, Inc.(a)(b)	7,180	$—
TOTAL RIGHT (COST $—)		—
MONEY MARKET FUND (1.3%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(c)	2,525,954	2,525,954
TOTAL MONEY MARKET FUND (COST $2,525,954)		2,525,954
TOTAL INVESTMENTS (COST $177,621,373) 100.0%		200,843,994
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(3,165)
NET ASSETS 100.0%		$200,840,829
Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	7-day current yield as of January 31, 2022 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

The table below sets forth the diversification of the Steward Equity Market Neutral Fund investments by Industry.

Industry Diversification	Percent*
Money Market Fund	90.9%
Textiles, Apparel & Luxury Goods	5.3
Software	5.1
Health Care Providers & Services	4.9
Capital Markets	4.5
Banks	3.7
Specialty Retail	3.1
Equity Real Estate Investment Trusts	2.8
Technology Hardware, Storage & Peripherals	2.7
Real Estate Management & Development	2.1
Professional Services	2.0
Electronic Equipment, Instruments & Components	2.0
Communications Equipment	1.8
Life Sciences Tools & Services	1.2
Building Products	1.2
Insurance	1.1
Media	1.0
Food Products	1.0
Auto Components	0.9
Household Durables	0.9
Machinery	0.9
Commercial Services & Supplies	0.9
Diversified Telecommunication Services	0.9
Distributors	0.8
Food & Staples Retailing	0.8
Biotechnology	0.6
IT Services	0.6
Leisure Products	0.5
Road & Rail	0.4
Multiline Retail	0.3
Industry Diversification	Percent*
Containers & Packaging	0.1%
Pharmaceuticals	(0.5)
Beverages	(0.7)
Construction Materials	(0.8)
Trading Companies & Distributors	(0.8)
Wireless Telecommunication Services	(0.8)
Construction & Engineering	(0.8)
Consumer Finance	(1.0)
Household Products	(1.0)
Independent Power and Renewable Electricity Producers	(1.0)
Gas Utilities	(1.1)
Thrifts & Mortgage Finance	(1.3)
Health Care Equipment & Supplies	(1.4)
Electrical Equipment	(1.4)
Electric Utilities	(1.5)
Health Care Technology	(1.6)
Internet & Direct Marketing Retail	(1.6)
Water Utilities	(1.6)
Semiconductors & Semiconductor Equipment	(1.7)
Multi-Utilities	(1.8)
Entertainment	(2.0)
Interactive Media & Services	(2.5)
Oil, Gas & Consumable Fuels	(3.1)
Airlines	(3.6)
Chemicals	(3.8)
Hotels, Restaurants & Leisure	(4.1)
Aerospace & Defense	(5.2)
Total Investments	98.3%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS (92.4%)
AEROSPACE & DEFENSE (0.2%)
Huntington Ingalls Industries, Inc.	200	$37,440
AUTO COMPONENTS (0.9%)
BorgWarner, Inc.	5,000	219,250
BANKS (3.7%)
Bank of America Corp.	5,000	230,700
Comerica, Inc.	2,500	231,950
KeyCorp	9,600	240,576
Regions Financial Corp.	10,100	231,694
		934,920
BIOTECHNOLOGY (1.4%)
Biogen, Inc.(a)	400	90,400
Gilead Sciences, Inc.	3,800	260,984
		351,384
BUILDING PRODUCTS (2.0%)
Allegion PLC	100	12,273
Johnson Controls International PLC	2,900	210,743
Owens Corning	3,300	292,710
		515,726
CAPITAL MARKETS (4.5%)
Ameriprise Financial, Inc.	900	273,879
Bank of New York Mellon Corp. (The)	4,700	278,522
Janus Henderson Group PLC	5,700	210,330
Morgan Stanley	2,400	246,096
Northern Trust Corp.	1,100	128,304
		1,137,131
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Republic Services, Inc.	1,700	217,022
COMMUNICATIONS EQUIPMENT (2.2%)
Arista Networks, Inc.(a)	300	37,293
Juniper Networks, Inc.	7,500	261,150
Lumentum Holdings, Inc.(a)	2,500	253,700
		552,143
CONSUMER FINANCE (0.2%)
Ally Financial, Inc.	1,200	57,264
CONTAINERS & PACKAGING (1.0%)
Westrock Co.	5,200	240,032
DISTRIBUTORS (0.8%)
Genuine Parts Co.	1,500	199,845
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Lumen Technologies, Inc.	18,600	$229,896
ELECTRICAL EQUIPMENT (0.8%)
Acuity Brands, Inc.	1,100	210,683
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.8%)
Jabil, Inc.	3,500	215,215
Keysight Technologies, Inc.(a)	1,600	270,112
National Instruments Corp.	5,500	226,710
		712,037
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.8%)
American Tower Corp.	500	125,750
Iron Mountain, Inc.	4,600	211,232
Prologis, Inc.	1,500	235,230
Simon Property Group, Inc.	1,000	147,200
		719,412
FOOD & STAPLES RETAILING (1.9%)
Kroger Co. (The)	5,000	217,950
Walgreens Boots Alliance, Inc.	5,400	268,704
		486,654
FOOD PRODUCTS (1.9%)
General Mills, Inc.	3,600	247,248
Ingredion, Inc.	2,500	236,750
		483,998
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Hologic, Inc.(a)	4,100	287,984
Quidel Corp.(a)	2,800	289,408
		577,392
HEALTH CARE PROVIDERS & SERVICES (7.0%)
AmerisourceBergen Corp.	2,100	286,020
Cardinal Health, Inc.	700	36,099
Cigna Corp.	1,200	276,552
CVS Health Corp.	2,700	287,577
Henry Schein, Inc.(a)	1,500	112,950
Humana, Inc.	100	39,250
Laboratory Corporation of America Holdings(a)	1,100	298,496
McKesson Corp.	600	154,032
Quest Diagnostics, Inc.	2,100	283,542
		1,774,518
HEALTH CARE TECHNOLOGY (0.3%)
Cerner Corp.	800	72,960

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
HOUSEHOLD DURABLES (1.3%)
Newell Brands, Inc.	10,400	$241,384
Tempur Sealy International, Inc.	2,500	99,525
		340,909
INSURANCE (3.6%)
Aflac, Inc.	2,100	131,922
First American Financial Corp.	3,100	230,981
Hartford Financial Services Group, Inc. (The)	3,500	251,545
Marsh & McLennan Cos., Inc.	300	46,092
MetLife, Inc.	3,900	261,534
		922,074
INTERACTIVE MEDIA & SERVICES (1.1%)
Alphabet, Inc., Class A(a)	100	270,607
IT SERVICES (3.1%)
Accenture PLC, Class A	200	70,716
Gartner, Inc.(a)	700	205,723
Genpact Ltd.	2,300	114,425
Mastercard, Inc., Class A	300	115,914
VeriSign, Inc.(a)	400	86,872
Western Union Co. (The)	10,700	202,337
		795,987
LEISURE PRODUCTS (0.8%)
Hasbro, Inc.	2,300	212,704
LIFE SCIENCES TOOLS & SERVICES (2.0%)
Mettler-Toledo International, Inc.(a)	200	294,536
QIAGEN N.V.(a)	4,300	212,807
		507,343
MACHINERY (1.9%)
Cummins, Inc.	1,100	242,968
Otis Worldwide Corp.	2,800	239,204
		482,172
MEDIA (2.1%)
Fox Corp., Class A	3,000	121,830
Interpublic Group of Cos., Inc. (The)	7,900	280,766
Omnicom Group, Inc.	1,600	120,576
		523,172
MULTILINE RETAIL (1.2%)
Kohl's Corp.	5,100	304,521
	Shares	Value
OIL, GAS & CONSUMABLE FUELS (0.6%)
Kinder Morgan, Inc.	1,700	$29,512
Phillips 66	1,500	127,185
		156,697
PHARMACEUTICALS (1.2%)
Zoetis, Inc.	1,500	299,685
PROFESSIONAL SERVICES (2.9%)
FTI Consulting, Inc.(a)	1,600	233,296
ManpowerGroup, Inc.	2,500	262,175
Robert Half International, Inc.	2,200	249,172
		744,643
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.4%)
CBRE Group, Inc., Class A(a)	2,900	293,886
Jones Lang LaSalle, Inc.(a)	1,200	300,948
		594,834
ROAD & RAIL (1.9%)
CSX Corp.	5,500	188,210
Landstar System, Inc.	1,800	288,000
		476,210
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Cirrus Logic, Inc.(a)	2,800	250,432
Intel Corp.	5,800	283,156
		533,588
SOFTWARE (12.0%)
Adobe, Inc.(a)	400	213,720
Aspen Technology, Inc.(a)	800	120,128
Cadence Design Systems, Inc.(a)	1,900	289,066
Dolby Laboratories, Inc., Class A	2,600	228,410
Dropbox, Inc., Class A(a)	10,400	257,400
Intuit, Inc.	400	222,092
Manhattan Associates, Inc.(a)	1,500	200,805
Microsoft Corp.	900	279,882
Oracle Corp.	2,700	219,132
salesforce.com, Inc.(a)	1,000	232,630
Synopsys, Inc.(a)	900	279,450
Teradata Corp.(a)	5,400	217,836
VMware, Inc., Class A	2,200	282,656
		3,043,207

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
SPECIALTY RETAIL (5.7%)
AutoZone, Inc.(a)	50	$99,318
Bath & Body Works, Inc.	2,300	128,961
Dick's Sporting Goods, Inc.	2,100	242,340
Lowe’s Cos., Inc.	1,200	284,820
O'Reilly Automotive, Inc.(a)	300	195,525
Tractor Supply Co.	1,300	283,803
Ulta Beauty, Inc.(a)	600	218,244
		1,453,011
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.7%)
Dell Technologies, Inc., Class C(a)	4,200	238,602
Hewlett Packard Enterprise Co.	14,200	231,886
NetApp, Inc.	2,600	224,926
		695,414
TEXTILES, APPAREL & LUXURY GOODS (5.3%)
Columbia Sportswear Co.	2,500	232,175
Deckers Outdoor Corp.(a)	200	64,046
Hanesbrands, Inc.	14,800	238,280
NIKE, Inc., Class B	1,500	222,105
PVH Corp.	3,000	285,030
Ralph Lauren Corp.	1,800	199,512
Tapestry, Inc.	2,500	94,875
		1,336,023
TOTAL COMMON STOCKS (COST $24,183,040)		23,422,508
MONEY MARKET FUND (90.9%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	23,043,690	23,043,690
TOTAL MONEY MARKET FUND (COST $23,043,690)		23,043,690
TOTAL INVESTMENTS (COST $47,226,730) 100.0%		46,466,198

COMMON STOCKS SOLD SHORT ((85.0)%)
AEROSPACE & DEFENSE (5.4%)
Boeing Co. (The) (a)	(1,100)	$(220,264)
HEICO Corp., Class A	(1,600)	(175,520)
Howmet Aerospace, Inc.	(7,100)	(220,739)
Huntington Ingalls Industries, Inc.	(200)	(37,440)
Mercury Systems, Inc. (a)	(4,000)	(227,680)
Spirit AeroSystems Holdings, Inc., Class A	(5,700)	(249,831)
TransDigm Group, Inc. (a)	(400)	(246,476)
		(1,377,950)

AIRLINES (3.6%)
Copa Holdings SA, Class A (a)	(2,700)	$(225,666)
JetBlue Airways Corp. (a)	(15,700)	(229,691)
Southwest Airlines Co. (a)	(5,300)	(237,228)
United Airlines Holdings, Inc. (a)	(5,100)	(218,688)
		(911,273)
BEVERAGES (0.7%)
Boston Beer Co., Inc. (The), Class A(a)	(400)	(168,332)
BIOTECHNOLOGY (0.8%)
Novavax, Inc.(a)	(2,100)	(196,770)
BUILDING PRODUCTS (0.8%)
Advanced Drainage Systems, Inc.	(1,700)	(192,253)
CHEMICALS (3.8%)
Albemarle Corp.	(1,000)	(220,740)
FMC Corp.	(2,000)	(220,740)
RPM International, Inc.	(3,000)	(265,830)
Scotts Miracle-Gro Co. (The)	(1,700)	(257,040)
		(964,350)
COMMUNICATIONS EQUIPMENT (0.4%)
ViaSat, Inc.(a)	(2,200)	(96,844)
CONSTRUCTION & ENGINEERING (0.8%)
Valmont Industries, Inc.	(900)	(195,507)
CONSTRUCTION MATERIALS (0.8%)
Vulcan Materials Co.	(1,100)	(209,341)
CONSUMER FINANCE (1.2%)
Upstart Holdings, Inc.(a)	(2,900)	(316,129)
CONTAINERS & PACKAGING (0.9%)
Westrock Co.	(5,200)	(240,032)
ELECTRIC UTILITIES (1.5%)
Edison International	(2,600)	(163,254)
OGE Energy Corp.	(6,000)	(227,520)
		(390,774)
ELECTRICAL EQUIPMENT (2.2%)
Generac Holdings, Inc. (a)	(600)	(169,428)
Plug Power, Inc. (a)	(10,200)	(223,074)
Shoals Technologies Group, Inc., Class A (a)	(9,400)	(158,484)
		(550,986)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Teledyne Technologies, Inc.(a)	(500)	$(210,715)
ENTERTAINMENT (2.0%)
Madison Square Garden Sports Corp. (a)	(1,600)	(265,712)
Roku, Inc. (a)	(1,400)	(229,670)
		(495,382)
FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores, Inc.	(400)	(75,124)
Grocery Outlet Holding Corp. (a)	(7,900)	(200,502)
		(275,626)
FOOD PRODUCTS (0.9%)
Post Holdings, Inc.(a)	(2,100)	(222,222)
GAS UTILITIES (1.1%)
Atmos Energy Corp.	(2,500)	(268,050)
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Novocure Ltd. (a)	(700)	(48,055)
STERIS PLC	(1,000)	(224,400)
Stryker Corp.	(900)	(223,245)
Teleflex, Inc.	(700)	(217,133)
Zimmer Holdings, Inc.	(1,800)	(221,436)
		(934,269)
HEALTH CARE PROVIDERS & SERVICES (2.1%)
agilon health, Inc. (a)	(4,300)	(71,294)
Guardant Health, Inc. (a)	(2,600)	(180,830)
Oak Street Health, Inc. (a)	(1,500)	(26,070)
Universal Health Services, Inc., Class B	(2,000)	(260,120)
		(538,314)
HEALTH CARE TECHNOLOGY (1.9%)
Certara, Inc. (a)	(10,400)	(277,992)
Change Healthcare, Inc. (a)	(10,400)	(204,672)
		(482,664)
HOTELS, RESTAURANTS & LEISURE (4.1%)
Aramark	(6,200)	(212,598)
Churchill Downs, Inc.	(300)	(63,090)
DraftKings, Inc., Class A (a)	(3,800)	(83,942)
Marriott Vacations Worldwide Corp.	(1,300)	(211,094)
Penn National Gaming, Inc. (a)	(4,500)	(205,245)
Wynn Resorts Ltd. (a)	(3,100)	(264,895)
		(1,040,864)
HOUSEHOLD DURABLES (0.4%)
Leggett & Platt, Inc.	(2,700)	(107,595)

HOUSEHOLD PRODUCTS (1.0%)
Reynolds Consumer Products, Inc.	(7,300)	$(220,971)
Spectrum Brands Holdings, Inc.	(400)	(35,752)
		(256,723)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (1.0%)
Vistra Corp.	(11,100)	(242,091)
INSURANCE (2.5%)
GoHealth, Inc., Class A (a)	(74,400)	(205,344)
Kemper Corp.	(3,800)	(227,924)
White Mountains Insurance Group Ltd.	(200)	(208,192)
		(641,460)
INTERACTIVE MEDIA & SERVICES (3.6%)
IAC/InterActiveCorp (a)	(1,600)	(218,464)
Match Group, Inc. (a)	(1,700)	(191,590)
Pinterest, Inc., Class A (a)	(1,700)	(50,252)
TripAdvisor, Inc. (a)	(10,100)	(274,215)
Vimeo, Inc. (a)	(12,700)	(186,055)
		(920,576)
INTERNET & DIRECT MARKETING RETAIL (1.6%)
Amazon.com, Inc. (a)	(50)	(149,573)
Wayfair, Inc., Class A (a)	(1,700)	(265,064)
		(414,637)
IT SERVICES (2.5%)
Cloudflare, Inc., Class A (a)	(2,300)	(221,720)
Fastly, Inc., Class A (a)	(5,800)	(166,228)
Shift4 Payments, Inc., Class A (a)	(4,600)	(242,512)
		(630,460)
LEISURE PRODUCTS (0.3%)
Peloton Interactive, Inc., Class A(a)	(2,300)	(62,859)
LIFE SCIENCES TOOLS & SERVICES (0.8%)
Sotera Health Co.(a)	(9,400)	(202,194)
MACHINERY (1.0%)
Colfax Corp. (a)	(2,100)	(86,352)
Graco, Inc.	(800)	(58,048)
PACCAR, Inc.	(1,100)	(102,289)
		(246,689)
MEDIA (1.1%)
Liberty Broadband Corp., Class A(a)	(1,900)	(278,065)
MULTILINE RETAIL (0.9%)
Ollie's Bargain Outlet Holdings, Inc.(a)	(4,600)	(220,524)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

MULTI-UTILITIES (1.8%)
Ameren Corp.	(2,500)	$(221,850)
CenterPoint Energy, Inc.	(8,100)	(229,716)
		(451,566)
OIL, GAS & CONSUMABLE FUELS (3.7%)
Devon Energy Corp.	(4,700)	(237,679)
New Fortress Energy, Inc.	(10,200)	(223,992)
Pioneer Natural Resources Co.	(1,200)	(262,668)
Texas Pacific Land Corp.	(200)	(215,000)
		(939,339)
PHARMACEUTICALS (1.7%)
Elanco Animal Health, Inc. (a)	(8,000)	(208,320)
Royalty Pharma PLC, Class A	(5,500)	(220,055)
		(428,375)
PROFESSIONAL SERVICES (0.9%)
Dun & Bradstreet Holdings, Inc.(a)	(11,800)	(236,708)
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Zillow Group, Inc., Class A(a)	(1,700)	(84,762)
ROAD & RAIL (1.5%)
Lyft, Inc., Class A (a)	(5,200)	(200,304)
Uber Technologies, Inc. (a)	(5,000)	(187,000)
		(387,304)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Enphase Energy, Inc. (a)	(1,600)	(224,752)
Entegris, Inc.	(1,600)	(191,744)
Microchip Technology, Inc.	(2,600)	(201,448)
Monolithic Power Systems, Inc.	(200)	(80,586)
Wolfspeed, Inc. (a)	(2,900)	(273,296)
		(971,826)
SOFTWARE (6.9%)
Alteryx, Inc., Class A (a)	(3,500)	(199,745)
C3.ai, Inc., Class A (a)	(7,200)	(189,648)
Ceridian HCM Holding, Inc. (a)	(2,100)	(159,222)
Datto Holding Corp. (a)	(8,300)	(206,753)
DoubleVerify Holdings, Inc. (a)	(6,800)	(188,088)
Everbridge, Inc. (a)	(2,500)	(127,800)
Five9, Inc. (a)	(1,600)	(201,120)

Palantir Technologies, Inc., Class A (a)	(12,300)	$(168,633)
Pegasystems, Inc.	(2,000)	(198,440)
Unity Software, Inc. (a)	(1,000)	(105,150)
		(1,744,599)
SPECIALTY RETAIL (2.6%)
Floor & Decor Holdings, Inc. (a)	(1,700)	(184,824)
GameStop Corp., Class A (a)	(1,600)	(174,288)
Leslie's, Inc. (a)	(9,500)	(197,885)
Petco Health & Wellness Co., Inc. (a)	(5,100)	(95,625)
		(652,622)
THRIFTS & MORTGAGE FINANCE (1.3%)
Rocket Cos., Inc., Class A	(20,400)	(257,856)
UWM Holdings Corp.	(15,900)	(82,203)
		(340,059)
TRADING COMPANIES & DISTRIBUTORS (0.8%)
Air Lease Corp.	(5,100)	(203,031)
WATER UTILITIES (1.6%)
American Water Works Co., Inc.	(1,200)	(192,960)
Essential Utilities, Inc.	(4,200)	(204,708)
		(397,668)
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
T-Mobile U.S., Inc.(a)	(1,900)	(205,523)
TOTAL COMMON STOCKS SOLD SHORT (COST $(23,957,277))		(21,545,902)
TOTAL SECURITIES SOLD SHORT (PROCEEDS $(23,957,277)) (46.4)%		(21,545,902)
LIABILITIES IN EXCESS OF OTHER ASSETS (83.3)%		(21,119,076)
NET ASSETS 100.0%		$25,347,122

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2022 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP CORE FUND

The table below sets forth the diversification of the Steward Large Cap Core Fund investments by Industry.

Industry Diversification	Percent*
Software	14.9%
Technology Hardware, Storage & Peripherals	9.4
Specialty Retail	7.3
Capital Markets	6.8
Insurance	5.7
Health Care Providers & Services	5.6
Semiconductors & Semiconductor Equipment	4.3
Interactive Media & Services	4.2
Textiles, Apparel & Luxury Goods	4.0
Equity Real Estate Investment Trusts	4.0
IT Services	3.5
Banks	3.3
Communications Equipment	2.7
Real Estate Management & Development	2.1
Internet & Direct Marketing Retail	2.1
Multiline Retail	1.8
Building Products	1.8
Professional Services	1.7
Money Market Fund	1.5
Road & Rail	1.3
Industry Diversification	Percent*
Electronic Equipment, Instruments & Components	1.3%
Biotechnology	1.2
Pharmaceuticals	1.1
Life Sciences Tools & Services	1.1
Media	1.0
Food & Staples Retailing	0.9
Electrical Equipment	0.9
Machinery	0.8
Thrifts & Mortgage Finance	0.8
Consumer Finance	0.8
Automobiles	0.8
Commercial Services & Supplies	0.8
Diversified Consumer Services	0.7
Diversified Telecommunication Services	0.6
Diversified Financial Services	0.4
Health Care Equipment & Supplies	0.0
Total Investments	101.2%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS (99.7%)
AUTOMOBILES (0.8%)
Tesla, Inc.(a)	600	$562,032
BANKS (3.3%)
Bank of America Corp.	18,800	867,432
Comerica, Inc.	7,200	668,016
JPMorgan Chase & Co.	600	89,160
Regions Financial Corp.	30,000	688,200
		2,312,808
BIOTECHNOLOGY (1.2%)
Gilead Sciences, Inc.	12,100	831,028
BUILDING PRODUCTS (1.8%)
Johnson Controls International PLC	8,000	581,360
Owens Corning	8,000	709,600
		1,290,960
CAPITAL MARKETS (6.8%)
Ameriprise Financial, Inc.	2,500	760,775
Bank of New York Mellon Corp. (The)	13,000	770,380
BlackRock, Inc.	1,000	822,940
Goldman Sachs Group, Inc. (The)	2,300	815,764
Janus Henderson Group PLC	19,300	712,170
Morgan Stanley	8,900	912,606
		4,794,635
COMMERCIAL SERVICES & SUPPLIES (0.8%)
Republic Services, Inc.	4,400	561,704
COMMUNICATIONS EQUIPMENT (2.7%)
Arista Networks, Inc.(a)	6,100	758,291
Cisco Systems, Inc.	8,400	467,628
Lumentum Holdings, Inc.(a)	6,900	700,212
		1,926,131
CONSUMER FINANCE (0.8%)
Ally Financial, Inc.	11,900	567,868
DIVERSIFIED CONSUMER SERVICES (0.7%)
H&R Block, Inc.	22,400	512,064
DIVERSIFIED FINANCIAL SERVICES (0.4%)
Berkshire Hathaway, Inc., Class B(a)	900	281,718
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Lumen Technologies, Inc.	34,000	420,240
ELECTRICAL EQUIPMENT (0.9%)
Acuity Brands, Inc.	3,300	632,049
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.3%)
Jabil, Inc.	9,100	$559,559
Keysight Technologies, Inc.(a)	1,900	320,758
		880,317
EQUITY REAL ESTATE INVESTMENT TRUSTS (4.0%)
American Tower Corp.	2,800	704,200
Equinix, Inc.	800	579,920
Prologis, Inc.	5,200	815,464
Simon Property Group, Inc.	4,700	691,840
		2,791,424
FOOD & STAPLES RETAILING (0.9%)
Walgreens Boots Alliance, Inc.	12,900	641,904
HEALTH CARE EQUIPMENT & SUPPLIES (0.0%)
Quidel Corp.(a)	200	20,672
HEALTH CARE PROVIDERS & SERVICES (5.6%)
AmerisourceBergen Corp.	5,400	735,480
Cigna Corp.	3,500	806,610
CVS Health Corp.	8,700	926,637
Laboratory Corporation of America Holdings(a)	2,700	732,672
Quest Diagnostics, Inc.	5,300	715,606
		3,917,005
INSURANCE (5.7%)
Aon PLC, Class A	2,100	580,524
Chubb Ltd.	3,600	710,208
First American Financial Corp.	7,600	566,276
Hartford Financial Services Group, Inc. (The)	8,700	625,269
Marsh & McLennan Cos., Inc.	4,900	752,836
MetLife, Inc.	11,100	744,366
		3,979,479
INTERACTIVE MEDIA & SERVICES (4.2%)
Alphabet, Inc., Class A(a)	900	2,435,463
Meta Platforms, Inc., Class A(a)	1,700	532,542
		2,968,005
INTERNET & DIRECT MARKETING RETAIL (2.1%)
Amazon.com, Inc.(a)	500	1,495,735
IT SERVICES (3.5%)
Accenture PLC, Class A	2,900	1,025,382
Genpact Ltd.	13,600	676,600
Visa, Inc., Class A	700	158,319
Western Union Co. (The)	30,600	578,646
		2,438,947

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES (1.1%)
Mettler-Toledo International, Inc.(a)	500	$736,340
MACHINERY (0.8%)
Cummins, Inc.	2,400	530,112
MEDIA (1.0%)
Interpublic Group of Cos., Inc. (The)	20,200	717,908
MULTILINE RETAIL (1.8%)
Kohl's Corp.	10,300	615,013
Target Corp.	2,900	639,247
		1,254,260
PHARMACEUTICALS (1.1%)
Zoetis, Inc.	4,000	799,160
PROFESSIONAL SERVICES (1.7%)
ManpowerGroup, Inc.	5,800	608,246
Robert Half International, Inc.	5,000	566,300
		1,174,546
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.1%)
CBRE Group, Inc., Class A(a)	7,600	770,184
Jones Lang LaSalle, Inc.(a)	2,900	727,291
		1,497,475
ROAD & RAIL (1.3%)
CSX Corp.	22,700	776,794
Landstar System, Inc.	700	112,000
		888,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Cirrus Logic, Inc.(a)	8,200	733,408
Intel Corp.	21,100	1,030,102
NVIDIA Corp.	1,000	244,860
QUALCOMM, Inc.	5,700	1,001,832
		3,010,202
SOFTWARE (14.9%)
Cadence Design Systems, Inc.(a)	5,200	791,128
Dolby Laboratories, Inc., Class A	7,100	623,735
Dropbox, Inc., Class A(a)	22,200	549,450
Intuit, Inc.	200	111,046
Manhattan Associates, Inc.(a)	3,400	455,158
Microsoft Corp.	14,800	4,602,504
NortonLifeLock, Inc.	23,500	611,235
Oracle Corp.	8,100	657,396
Synopsys, Inc.(a)	2,600	807,300
	Shares	Value
Teradata Corp.(a)	12,600	$508,284
VMware, Inc., Class A	5,700	732,336
		10,449,572
SPECIALTY RETAIL (7.3%)
AutoZone, Inc.(a)	400	794,540
Bath & Body Works, Inc.	13,000	728,910
Dick's Sporting Goods, Inc.	5,600	646,240
Lowe’s Cos., Inc.	4,100	973,135
O'Reilly Automotive, Inc.(a)	1,000	651,750
Tractor Supply Co.	3,400	742,254
Ulta Beauty, Inc.(a)	1,500	545,610
		5,082,439
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (9.4%)
Apple, Inc.	21,600	3,775,248
Dell Technologies, Inc., Class C(a)	12,100	687,401
Hewlett Packard Enterprise Co.	44,900	733,217
HP, Inc.	20,900	767,657
NetApp, Inc.	6,900	596,919
		6,560,442
TEXTILES, APPAREL & LUXURY GOODS (4.0%)
Hanesbrands, Inc.	41,800	672,980
NIKE, Inc., Class B	6,400	947,648
PVH Corp.	7,500	712,575
Tapestry, Inc.	12,600	478,170
		2,811,373
THRIFTS & MORTGAGE FINANCE (0.8%)
MGIC Investment Corp.	38,600	585,948
TOTAL COMMON STOCKS (COST $71,587,982)		69,925,296
MONEY MARKET FUND (1.5%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	1,045,882	1,045,882
TOTAL MONEY MARKET FUND (COST $1,045,882)		1,045,882
TOTAL INVESTMENTS (COST $72,633,864) 100.0%		70,971,178
LIABILITIES IN EXCESS OF OTHER ASSETS (1.2)%		(844,203)
NET ASSETS 100.0%		$70,126,975

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2022 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

The table below sets forth the diversification of the Steward Large Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	22.9%
Technology Hardware, Storage & Peripherals	14.6
Specialty Retail	8.1
Interactive Media & Services	7.9
IT Services	6.0
Equity Real Estate Investment Trusts	4.9
Internet & Direct Marketing Retail	4.7
Semiconductors & Semiconductor Equipment	4.0
Textiles, Apparel & Luxury Goods	3.9
Capital Markets	3.1
Automobiles	2.5
Electronic Equipment, Instruments & Components	2.1
Health Care Providers & Services	2.0
Professional Services	1.7
Money Market Fund	1.7
Industry Diversification	Percent*
Pharmaceuticals	1.3%
Life Sciences Tools & Services	1.3
Multiline Retail	1.1
Communications Equipment	1.1
Real Estate Management & Development	1.0
Diversified Consumer Services	1.0
Road & Rail	1.0
Leisure Products	0.9
Insurance	0.9
Paper & Forest Products	0.8
Household Durables	0.8
Biotechnology	0.2
Air Freight & Logistics	0.1
Total Investments	101.6%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS (99.9%)
AIR FREIGHT & LOGISTICS (0.1%)
C.H. Robinson Worldwide, Inc.	300	$31,395
AUTOMOBILES (2.5%)
Tesla, Inc.(a)	1,200	1,124,064
BIOTECHNOLOGY (0.2%)
AbbVie, Inc.	600	82,134
CAPITAL MARKETS (3.1%)
Ameriprise Financial, Inc.	1,600	486,896
FactSet Research Systems, Inc.	1,000	421,890
Goldman Sachs Group, Inc. (The)	1,300	461,084
		1,369,870
COMMUNICATIONS EQUIPMENT (1.1%)
Arista Networks, Inc.(a)	4,000	497,240
DIVERSIFIED CONSUMER SERVICES (1.0%)
H&R Block, Inc.	18,900	432,054
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.1%)
Jabil, Inc.	7,500	461,175
Keysight Technologies, Inc.(a)	2,800	472,696
		933,871
EQUITY REAL ESTATE INVESTMENT TRUSTS (4.9%)
American Tower Corp.	2,700	679,050
Equinix, Inc.	700	507,430
Iron Mountain, Inc.	10,100	463,792
Simon Property Group, Inc.	3,600	529,920
		2,180,192
HEALTH CARE PROVIDERS & SERVICES (2.0%)
Cardinal Health, Inc.	8,700	448,659
McKesson Corp.	1,700	436,424
		885,083
HOUSEHOLD DURABLES (0.8%)
Tempur Sealy International, Inc.	8,400	334,404
INSURANCE (0.9%)
Marsh & McLennan Cos., Inc.	2,600	399,464
INTERACTIVE MEDIA & SERVICES (7.9%)
Alphabet, Inc., Class A(a)	900	2,435,463
Meta Platforms, Inc., Class A(a)	3,400	1,065,084
		3,500,547
	Shares	Value
INTERNET & DIRECT MARKETING RETAIL (4.7%)
Amazon.com, Inc.(a)	700	$2,094,029
IT SERVICES (6.0%)
Accenture PLC, Class A	2,100	742,518
Gartner, Inc.(a)	1,500	440,835
Genpact Ltd.	8,900	442,775
Mastercard, Inc., Class A	700	270,466
Visa, Inc., Class A	1,600	361,872
Western Union Co. (The)	22,500	425,475
		2,683,941
LEISURE PRODUCTS (0.9%)
Brunswick Corp.	4,600	417,634
LIFE SCIENCES TOOLS & SERVICES (1.3%)
Mettler-Toledo International, Inc.(a)	400	589,072
MULTILINE RETAIL (1.1%)
Target Corp.	2,200	484,946
PAPER & FOREST PRODUCTS (0.8%)
Louisiana-Pacific Corp.	5,600	372,064
PHARMACEUTICALS (1.3%)
Zoetis, Inc.	2,900	579,391
PROFESSIONAL SERVICES (1.7%)
Booz Allen Hamilton Holding Corp.	4,600	352,958
Robert Half International, Inc.	3,700	419,062
		772,020
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
CBRE Group, Inc., Class A(a)	4,500	456,030
ROAD & RAIL (1.0%)
Landstar System, Inc.	2,900	464,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Broadcom, Inc.	100	58,588
NVIDIA Corp.	5,000	1,224,300
QUALCOMM, Inc.	2,800	492,128
		1,775,016
SOFTWARE (22.9%)
Adobe, Inc.(a)	1,600	854,880
Cadence Design Systems, Inc.(a)	3,600	547,704
Dropbox, Inc., Class A(a)	16,300	403,425
Intuit, Inc.	100	55,523
Manhattan Associates, Inc.(a)	2,500	334,675

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
Microsoft Corp.	17,000	$5,286,660
NortonLifeLock, Inc.	15,500	403,155
Oracle Corp.	6,700	543,772
salesforce.com, Inc.(a)	1,700	395,471
Synopsys, Inc.(a)	1,700	527,850
Teradata Corp.(a)	9,700	391,298
VMware, Inc., Class A	3,500	449,680
		10,194,093
SPECIALTY RETAIL (8.1%)
AutoZone, Inc.(a)	200	397,270
Bath & Body Works, Inc.	8,200	459,774
Home Depot, Inc. (The)	1,000	366,980
Lowe’s Cos., Inc.	3,300	783,255
Tractor Supply Co.	2,200	480,282
Ulta Beauty, Inc.(a)	1,200	436,488
Victoria's Secret & Co.(a)	4,300	240,069
Williams-Sonoma, Inc.	2,600	417,404
		3,581,522
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (14.6%)
Apple, Inc.	29,300	5,121,054
Dell Technologies, Inc., Class C(a)	8,000	454,480
HP, Inc.	12,800	470,144
NetApp, Inc.	5,000	432,550
		6,478,228
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS (3.9%)
Columbia Sportswear Co.	4,400	$408,628
Deckers Outdoor Corp.(a)	1,400	448,322
Hanesbrands, Inc.	28,200	454,020
Tapestry, Inc.	11,100	421,245
		1,732,215
TOTAL COMMON STOCKS (COST $47,008,072)		44,444,519
MONEY MARKET FUND (1.7%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	748,174	748,174
TOTAL MONEY MARKET FUND (COST $748,174)		748,174
TOTAL INVESTMENTS (COST $47,756,246) 100.0%		45,192,693
LIABILITIES IN EXCESS OF OTHER ASSETS (1.6)%		(723,744)
NET ASSETS 100.0%		$44,468,949

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2022 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP VALUE FUND

The table below sets forth the diversification of the Steward Large Cap Value Fund investments by Industry.

Industry Diversification	Percent*
Capital Markets	9.8%
Health Care Providers & Services	8.5
Banks	8.4
Software	6.4
Insurance	5.8
Equity Real Estate Investment Trusts	5.5
Specialty Retail	5.1
IT Services	3.4
Communications Equipment	3.2
Technology Hardware, Storage & Peripherals	3.1
Semiconductors & Semiconductor Equipment	2.7
Textiles, Apparel & Luxury Goods	2.7
Oil, Gas & Consumable Fuels	2.6
Diversified Telecommunication Services	2.6
Professional Services	2.4
Real Estate Management & Development	2.3
Pharmaceuticals	2.3
Building Products	2.3
Media	2.2
Multiline Retail	2.1
Interactive Media & Services	1.9
Diversified Financial Services	1.8
Industry Diversification	Percent*
Biotechnology	1.4%
Road & Rail	1.4
Food & Staples Retailing	1.1
Commercial Services & Supplies	1.1
Health Care Technology	1.0
Household Products	0.9
Machinery	0.9
Thrifts & Mortgage Finance	0.9
Consumer Finance	0.9
Diversified Consumer Services	0.8
Electronic Equipment, Instruments & Components	0.8
Life Sciences Tools & Services	0.6
Containers & Packaging	0.4
Entertainment	0.2
Health Care Equipment & Supplies	0.2
Food Products	0.1
Money Market Fund	0.1
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS (99.8%)
BANKS (8.4%)
Bank of America Corp.	33,200	$1,531,848
Comerica, Inc.	6,200	575,236
JPMorgan Chase & Co.	10,900	1,619,740
Popular, Inc.	5,800	517,186
Regions Financial Corp.	26,000	596,440
Wells Fargo & Co.	1,200	64,560
		4,905,010
BIOTECHNOLOGY (1.4%)
Gilead Sciences, Inc.	12,000	824,160
BUILDING PRODUCTS (2.3%)
Johnson Controls International PLC	10,000	726,700
Owens Corning	6,800	603,160
		1,329,860
CAPITAL MARKETS (9.8%)
Ameriprise Financial, Inc.	2,000	608,620
Bank of New York Mellon Corp. (The)	12,000	711,120
BlackRock, Inc.	1,100	905,234
Goldman Sachs Group, Inc. (The)	2,500	886,700
Janus Henderson Group PLC	16,300	601,470
Moody's Corp.	300	102,900
Morgan Stanley	9,500	974,130
S&P Global, Inc.	1,100	456,742
T. Rowe Price Group, Inc.	2,900	447,847
		5,694,763
COMMERCIAL SERVICES & SUPPLIES (1.1%)
Republic Services, Inc.	5,100	651,066
COMMUNICATIONS EQUIPMENT (3.2%)
Arista Networks, Inc.(a)	4,900	609,119
Cisco Systems, Inc.	22,100	1,230,307
Lumentum Holdings, Inc.(a)	200	20,296
		1,859,722
CONSUMER FINANCE (0.9%)
Ally Financial, Inc.	11,200	534,464
CONTAINERS & PACKAGING (0.4%)
Amcor PLC	18,500	222,185
DIVERSIFIED CONSUMER SERVICES (0.8%)
H&R Block, Inc.	20,600	470,916
DIVERSIFIED FINANCIAL SERVICES (1.8%)
Berkshire Hathaway, Inc., Class B(a)	3,400	1,064,268
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc.	37,800	$963,900
Lumen Technologies, Inc.	39,600	489,456
Verizon Communications, Inc.	800	42,584
		1,495,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Jabil, Inc.	8,000	491,920
ENTERTAINMENT (0.2%)
Walt Disney Co. (The)(a)	700	100,079
EQUITY REAL ESTATE INVESTMENT TRUSTS (5.5%)
Equinix, Inc.	700	507,430
Iron Mountain, Inc.	11,000	505,120
Prologis, Inc.	5,800	909,556
Simon Property Group, Inc.	4,000	588,800
Weyerhaeuser Co.	17,000	687,310
		3,198,216
FOOD & STAPLES RETAILING (1.1%)
Walgreens Boots Alliance, Inc.	13,400	666,784
FOOD PRODUCTS (0.1%)
Mondelez International, Inc., Class A	1,300	87,139
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Hologic, Inc.(a)	1,700	119,408
HEALTH CARE PROVIDERS & SERVICES (8.5%)
AmerisourceBergen Corp.	4,800	653,760
Cigna Corp.	3,400	783,564
CVS Health Corp.	9,100	969,241
Henry Schein, Inc.(a)	7,900	594,870
Humana, Inc.	1,700	667,250
Laboratory Corporation of America Holdings(a)	2,400	651,264
Quest Diagnostics, Inc.	4,600	621,092
		4,941,041
HEALTH CARE TECHNOLOGY (1.0%)
Cerner Corp.	6,400	583,680
HOUSEHOLD PRODUCTS (0.9%)
Procter & Gamble Co. (The)	3,300	529,485
INSURANCE (5.8%)
Chubb Ltd.	3,900	769,392
First American Financial Corp.	6,900	514,119
Hartford Financial Services Group, Inc. (The)	8,200	589,334

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
Marsh & McLennan Cos., Inc.	5,100	$783,564
MetLife, Inc.	10,700	717,542
		3,373,951
INTERACTIVE MEDIA & SERVICES (1.9%)
Alphabet, Inc., Class A(a)	400	1,082,428
IT SERVICES (3.4%)
Accenture PLC, Class A	1,900	671,802
Genpact Ltd.	12,500	621,875
International Business Machines Corp.	1,000	133,570
Western Union Co. (The)	28,100	531,371
		1,958,618
LIFE SCIENCES TOOLS & SERVICES (0.6%)
Agilent Technologies, Inc.	2,300	320,436
MACHINERY (0.9%)
Cummins, Inc.	2,500	552,200
MEDIA (2.2%)
Comcast Corp., Class A	1,600	79,984
Interpublic Group of Cos., Inc. (The)	17,800	632,612
Omnicom Group, Inc.	7,400	557,664
		1,270,260
MULTILINE RETAIL (2.1%)
Kohl's Corp.	8,700	519,477
Target Corp.	3,100	683,333
		1,202,810
OIL, GAS & CONSUMABLE FUELS (2.6%)
Chevron Corp.	1,300	170,729
ConocoPhillips	4,200	372,204
Exxon Mobil Corp.	4,400	334,224
Marathon Petroleum Corp.	8,900	638,575
		1,515,732
PHARMACEUTICALS (2.3%)
Eli Lilly & Co.	2,900	711,631
Zoetis, Inc.	3,100	619,349
		1,330,980
PROFESSIONAL SERVICES (2.4%)
FTI Consulting, Inc.(a)	2,600	379,106
ManpowerGroup, Inc.	5,200	545,324
Robert Half International, Inc.	4,400	498,344
		1,422,774
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.3%)
CBRE Group, Inc., Class A(a)	6,800	$689,112
Jones Lang LaSalle, Inc.(a)	2,500	626,975
		1,316,087
ROAD & RAIL (1.4%)
CSX Corp.	23,300	797,326
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Cirrus Logic, Inc.(a)	5,600	500,864
Intel Corp.	22,400	1,093,568
		1,594,432
SOFTWARE (6.4%)
NortonLifeLock, Inc.	21,600	561,816
Oracle Corp.	7,500	608,700
salesforce.com, Inc.(a)	3,500	814,205
Synopsys, Inc.(a)	2,100	652,050
Teradata Corp.(a)	11,900	480,046
VMware, Inc., Class A	4,800	616,704
		3,733,521
SPECIALTY RETAIL (5.1%)
AutoZone, Inc.(a)	300	595,905
Bath & Body Works, Inc.	11,000	616,770
Dick's Sporting Goods, Inc.	4,800	553,920
O'Reilly Automotive, Inc.(a)	1,000	651,750
Williams-Sonoma, Inc.	3,400	545,836
		2,964,181
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.1%)
Dell Technologies, Inc., Class C(a)	10,700	607,867
Hewlett Packard Enterprise Co.	37,300	609,109
HP, Inc.	16,600	609,718
		1,826,694
TEXTILES, APPAREL & LUXURY GOODS (2.7%)
Hanesbrands, Inc.	31,000	499,100
PVH Corp.	6,400	608,064
Tapestry, Inc.	11,800	447,810
		1,554,974
THRIFTS & MORTGAGE FINANCE (0.9%)
MGIC Investment Corp.	33,600	510,048
TOTAL COMMON STOCKS (COST $59,308,029)		58,097,558

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
MONEY MARKET FUND (0.1%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%	60,954	$60,954
TOTAL MONEY MARKET FUND (COST $60,954)		60,954
TOTAL INVESTMENTS (COST $59,368,983) 100.0%		58,158,512
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		53,885
NET ASSETS 100.0%		$58,212,397

(a)	Represents non-income producing security.

PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

The table below sets forth the diversification of the Steward Small Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	13.4%
Equity Real Estate Investment Trusts	5.4
Health Care Providers & Services	5.0
Diversified Consumer Services	4.8
Health Care Technology	4.3
Semiconductors & Semiconductor Equipment	4.2
Biotechnology	4.1
Money Market Fund	3.8
Hotels, Restaurants & Leisure	3.6
Machinery	3.2
Food Products	3.2
Capital Markets	3.1
Health Care Equipment & Supplies	3.1
Banks	3.0
Life Sciences Tools & Services	2.8
Electrical Equipment	2.7
Independent Power and Renewable Electricity Producers	2.5
Media	2.3
Household Durables	2.0
Insurance	1.9
Trading Companies & Distributors	1.7
Industry Diversification	Percent*
Building Products	1.6%
Road & Rail	1.6
Chemicals	1.6
IT Services	1.5
Oil, Gas & Consumable Fuels	1.3
Specialty Retail	1.3
Real Estate Management & Development	1.3
Pharmaceuticals	1.2
Entertainment	1.2
Commercial Services & Supplies	1.2
Professional Services	1.2
Metals & Mining	1.2
Textiles, Apparel & Luxury Goods	1.1
Leisure Products	0.9
Auto Components	0.9
Energy Equipment & Services	0.5
Electronic Equipment, Instruments & Components	0.4
Total Investments	100.1%

*	Percentages indicated are based on net assets as of January 31, 2022.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
COMMON STOCKS (96.3%)
AUTO COMPONENTS (0.9%)
Visteon Corp.(a)	2,930	$297,424
BANKS (3.0%)
Financial Institutions, Inc.	9,450	304,668
First Busey Corp.	15,120	421,546
Silvergate Capital Corp., Class A(a)	2,470	266,118
		992,332
BIOTECHNOLOGY (4.1%)
Arrowhead Pharmaceuticals, Inc.(a)	2,300	121,348
Denali Therapeutics, Inc.(a)	2,180	74,599
Halozyme Therapeutics, Inc.(a)	9,690	335,371
Intellia Therapeutics, Inc.(a)	2,500	236,425
Iovance Biotherapeutics, Inc.(a)	6,000	99,900
Natera, Inc.(a)	5,000	353,250
Twist Bioscience Corp.(a)	2,340	139,043
		1,359,936
BUILDING PRODUCTS (1.6%)
Simpson Manufacturing Co., Inc.	4,800	541,392
CAPITAL MARKETS (3.1%)
Cboe Global Markets, Inc.	4,340	514,420
Federated Hermes, Inc.	10,870	359,906
Open Lending Corp., Class A(a)	7,510	142,615
		1,016,941
CHEMICALS (1.6%)
Sensient Technologies Corp.	6,150	521,151
COMMERCIAL SERVICES & SUPPLIES (1.2%)
Casella Waste Systems, Inc.(a)	5,330	404,973
DIVERSIFIED CONSUMER SERVICES (4.8%)
Bright Horizons Family Solutions, Inc.(a)	2,210	283,786
Carriage Services, Inc.	6,450	324,564
Chegg, Inc.(a)	15,000	397,050
Frontdoor, Inc.(a)	7,130	258,819
Grand Canyon Education, Inc.(a)	3,690	308,779
		1,572,998
ELECTRICAL EQUIPMENT (2.7%)
Bloom Energy Corp., Class A(a)	11,340	171,007
	Shares	Value
Plug Power, Inc.(a)	13,270	$290,215
Vertiv Holdings Co.	19,600	408,856
		870,078
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
908 Devices, Inc.(a)	8,460	133,837
ENERGY EQUIPMENT & SERVICES (0.5%)
Aspen Aerogels, Inc.(a)	5,950	176,715
ENTERTAINMENT (1.2%)
World Wrestling Entertainment, Inc., Class A	7,670	383,040
EQUITY REAL ESTATE INVESTMENT TRUSTS (5.4%)
DigitalBridge Group, Inc.(a)	81,560	595,388
Four Corners Property Trust, Inc.	17,990	486,989
National Storage Affiliates Trust	11,340	698,091
		1,780,468
FOOD PRODUCTS (3.2%)
Calavo Growers, Inc.	10,140	419,897
Lamb Weston Holdings, Inc.	6,070	389,755
Lancaster Colony Corp.	1,500	238,155
		1,047,807
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Inmode Ltd.(a)	7,070	340,986
Outset Medical, Inc.(a)	6,040	224,628
Shockwave Medical, Inc.(a)	3,010	436,360
		1,001,974
HEALTH CARE PROVIDERS & SERVICES (5.0%)
HealthEquity, Inc.(a)	9,810	524,247
Joint Corp. (The)(a)	6,510	351,800
LHC Group, Inc.(a)	2,200	273,020
R1 RCM, Inc.(a)	20,040	476,551
		1,625,618
HEALTH CARE TECHNOLOGY (4.3%)
Health Catalyst, Inc.(a)	10,030	299,395
Inspire Medical Systems, Inc.(a)	1,730	382,832
Omnicell, Inc.(a)	2,930	439,910
Vocera Communications, Inc.(a)	3,590	283,646
		1,405,783

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (3.6%)
Choice Hotels International, Inc.	3,310	$474,654
First Watch Restaurant Group, Inc.(a)	17,100	257,184
Papa John's International, Inc.	3,640	449,358
		1,181,196
HOUSEHOLD DURABLES (2.0%)
Lovesac (The), Co.(a)	4,540	244,479
M.D.C Holdings, Inc.	7,880	399,437
		643,916
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (2.5%)
Clearway Energy, Inc., Class C	14,980	504,526
Vistra Corp.	15,000	327,150
		831,676
INSURANCE (1.9%)
Goosehead Insurance, Inc., Class A	3,180	313,484
Trupanion, Inc.(a)	3,250	309,563
		623,047
IT SERVICES (1.5%)
BigCommerce Holdings, Inc. - Series 1(a)	4,810	157,239
DigitalOcean Holdings, Inc.(a)	6,100	349,774
		507,013
LEISURE PRODUCTS (0.9%)
Malibu Boats, Inc., Class A(a)	4,540	298,096
LIFE SCIENCES TOOLS & SERVICES (2.8%)
Medpace Holdings, Inc.(a)	2,000	354,920
NeoGenomics, Inc.(a)	9,360	210,975
Sotera Health Co.(a)	17,000	365,670
		931,565
MACHINERY (3.2%)
Donaldson Co., Inc.	6,130	341,196
ESCO Technologies, Inc.	4,690	374,168
Mueller Water Products, Inc., Class A	25,280	324,848
		1,040,212
MEDIA (2.3%)
TechTarget, Inc.(a)	5,380	446,217
WideOpenWest, Inc.(a)	15,820	294,410
		740,627
	Shares	Value
METALS & MINING (1.2%)
MP Materials Corp.(a)	9,920	$396,205
OIL, GAS & CONSUMABLE FUELS (1.3%)
Renewable Energy Group, Inc.(a)	10,800	434,808
PHARMACEUTICALS (1.2%)
Pacira BioSciences, Inc.(a)	5,000	313,850
Reata Pharmaceuticals, Inc., Class A(a)	2,500	70,300
		384,150
PROFESSIONAL SERVICES (1.2%)
Upwork, Inc.(a)	14,080	382,976
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
Tricon Residential, Inc.	29,000	426,010
ROAD & RAIL (1.6%)
Landstar System, Inc.	3,194	511,040
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.2%)
Lattice Semiconductor Corp.(a)	9,130	504,159
Silicon Laboratories, Inc.(a)	3,310	546,779
Synaptics, Inc.(a)	1,580	332,353
		1,383,291
SOFTWARE (13.4%)
Appian Corp.(a)	4,690	264,375
Blackline, Inc.(a)	3,030	278,366
Box, Inc., Class A(a)	16,190	423,045
KnowBe4, Inc., Class A(a)	14,170	338,946
Manhattan Associates, Inc.(a)	2,550	341,369
Q2 Holdings, Inc.(a)	6,080	396,720
Qualys, Inc.(a)	4,780	612,509
Rapid7, Inc.(a)	4,750	457,568
Sprout Social, Inc., Class A(a)	4,360	300,186
Varonis Systems, Inc.(a)	12,770	475,810
Workiva, Inc.(a)	4,410	521,615
		4,410,509
SPECIALTY RETAIL (1.3%)
Academy Sports & Outdoors, Inc.(a)	10,740	417,786
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Under Armour, Inc., Class A(a)	19,170	360,971

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS (1.7%)
Karat Packaging, Inc.(a)	12,490	$206,460
SiteOne Landscape Supply, Inc.(a)	1,960	353,035
		559,495
TOTAL COMMON STOCKS (COST $36,949,432)		31,597,056
MONEY MARKET FUND (3.8%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	1,241,323	1,241,323
TOTAL MONEY MARKET FUND (COST $1,241,324)		1,241,323
	Shares	Value
TOTAL INVESTMENTS (COST $38,190,756) 100.0%		$32,838,379
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(25,378)
NET ASSETS 100.0%		$32,813,001

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2022 is disclosed.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — January 31, 2022 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of eleven Funds — Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Values-Focused Large Cap Enhanced Index Fund, Steward Values-Focused Small-Mid Cap Enhanced Index Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (‘‘NASDAQ’’) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities including corporate bonds and U.S government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund's designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and are otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds' Board of Directors.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2022:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Security Type
Common Stocks*	$15,676,856	$—	$—	$15,676,856
Money Market Fund	128,373	—	—	128,373
Total Investment Securities	$15,805,229	$ —	$ —	$15,805,229
Other Financial Instruments:^
Written Call Options	$(405,479)	$—	$—	$(405,479)
Total Investments	$15,399,750	$ —	$ —	$15,399,750
Steward Global Equity Income Fund
Security Type
Common Stocks*	$296,580,101	$—	$—	$296,580,101
Preferred Stocks*	4,007,331	—	—	4,007,331
Money Market Fund	6,263,483	—	—	6,263,483
Total Investments	$306,850,915	$ —	$ —	$306,850,915
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$210,291,808	$—	$1,376,051	$211,667,859
Master Limited Partnerships*	915,711	—	—	915,711
Preferred Stocks*	3,106,511	—	—	3,106,511
Money Market Fund	5,068,040	—	—	5,068,040
Total Investments	$219,382,070	$ —	$1,376,051	$220,758,121
Steward Select Bond Fund
Security Type
Asset-backed securities	$—	$94,299	$—	$94,299
Corporate Bonds*	—	113,235,678	—	113,235,678
Municipal Bonds	—	5,773,923	—	5,773,923
U.S. Government Agencies	—	26,252,104	—	26,252,104
U.S. Government Agency Mortgage-Backed Obligations	—	8,708,537	—	8,708,537
U.S. Treasury Obligations	—	11,937,304	—	11,937,304
Money Market Fund	969,681	—	—	969,681
Total Investments	$969,681	$166,001,845	$ —	$166,971,526
Steward Values-Focused Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$243,527,982	$—	$—	$243,527,982
Money Market Fund	3,403,848	—	—	3,403,848
Total Investments	$246,931,830	$ —	$ —	$246,931,830
Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$198,318,040	$—	$—	$198,318,040
Right*	—	—	—**	—**
Money Market Fund	2,525,954	—	—	2,525,954
Total Investments	$200,843,994	$ —	$ —**	$200,843,994
Steward Equity Market Neutral Fund
Security Type
Common Stocks*	$23,422,508	$—	$—	$23,422,508
Common Stocks Sold Short*	(21,545,902)	—	—	(21,545,902)
Money Market Fund	23,043,690	—	—	23,043,690
Total Investments	$24,920,296	$ —	$ —	$24,920,296
Steward Large Cap Core Fund

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Security Type
Common Stocks*	$69,925,296	$—	$—	$69,925,296
Money Market Fund	1,045,882	—	—	1,045,882
Total Investments	$70,971,178	$ —	$ —	$70,971,178
Steward Large Cap Growth Fund
Security Type
Common Stocks*	$44,444,519	$—	$—	$44,444,519
Money Market Fund	748,174	—	—	748,174
Total Investments	$45,192,693	$ —	$ —	$45,192,693
Steward Large Cap Value Fund
Security Type
Common Stocks*	$58,097,558	$—	$—	$58,097,558
Money Market Fund	60,954	—	—	60,954
Total Investments	$58,158,512	$ —	$ —	$58,158,512
Steward Small Cap Growth Fund
Security Type
Common Stocks*	$31,597,056	$—	$—	$31,597,056
Money Market Fund	1,241,323	—	—	1,241,323
Total Investments	$32,838,379	$ —	$ —	$32,838,379

*	Please refer to the Schedule of Portfolio Investments to view common stocks, master limited partnerships, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.